                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08234
                                    -------------------------------------------

                         TIFF Investment Program, Inc.
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

Four Tower Bridge, 200 Barr Harbor Drive, Suite 100,
              West Conshohocken, PA                         19428
-------------------------------------------------------------------------------
           (Address of principal executive offices)       (Zip code)

Richard J. Flannery, President and Chief Executive Officer
Four Tower Bridge, 200 Barr Harbor Drive, Suite 100,
West Conshohocken, PA 19428
-------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (610) 684-8000
                                                     --------------------------

Date of fiscal year end:   12/31/2008
                           ------------------------

Date of reporting period:  9/30/2008
                           ------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

The schedule of investments for the period ending September 30, 2008 is filed herewith.

-----------------------------------------------------------------------------------------------------------------------------
TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*                                               SEPTEMBER 30, 2008

                                                                                                NUMBER OF
                                                                                                  SHARES            VALUE

INVESTMENTS -- 104.9% OF NET ASSETS

COMMON STOCKS -- 29.5%

US COMMON STOCKS -- 15.0%

AEROSPACE & DEFENSE -- 0.2%
AAR Corp.  (a)                                                                                    100,000        $  1,659,000
L-3 Communications Holdings, Inc.                                                                   5,300             521,096
Lockheed Martin Corp.                                                                               5,200             570,284
Northrop Grumman Corp.                                                                             13,784             834,483
Raytheon Co.                                                                                       27,300           1,460,823
                                                                                                                 ------------
                                                                                                                    5,045,686
                                                                                                                 ------------

AIRLINES -- 0.1%
AMR Corp.  (a)                                                                                     88,800             872,016
Northwest Airlines Corp.  (a)                                                                      77,300             698,019
US Airways Group, Inc.  (a)                                                                        59,700             359,991
                                                                                                                 ------------
                                                                                                                    1,930,026
                                                                                                                 ------------

AUTOMOBILES -- 0.0
Fleetwood Enterprises, Inc. (a)                                                                   232,900             232,900
                                                                                                                 ------------

BEVERAGES -- 0.1%
Constellation Brands, Inc., Class A (a)                                                           113,400           2,433,564
PepsiCo, Inc.                                                                                       8,200             584,414
                                                                                                                 ------------
                                                                                                                    3,017,978
                                                                                                                 ------------

BIOTECHNOLOGY -- 0.1%
Amgen, Inc. (a)                                                                                    13,400             794,218
Biogen Idec, Inc. (a)                                                                               6,100             306,769
                                                                                                                 ------------
                                                                                                                    1,100,987
                                                                                                                 ------------

BUILDING PRODUCTS -- 0.1
Armstrong World Industries, Inc.                                                                   72,500           2,095,250
                                                                                                                 ------------

CAPITAL MARKETS -- 0.2%
Ameriprise Financial, Inc.                                                                         11,600             443,120
Charles Schwab Corp. (The)                                                                         24,600             639,600
Franklin Resources, Inc.                                                                            5,100             449,463
Goldman Sachs Group, Inc.                                                                           5,100             652,800
Merrill Lynch & Co., Inc.                                                                          29,573             748,197
Morgan Stanley                                                                                     14,500             333,500
T. Rowe Price Group, Inc.                                                                           8,000             429,680
TD Ameritrade Holding Corp. (a)                                                                    12,600             204,120
                                                                                                                 ------------
                                                                                                                    3,900,480
                                                                                                                 ------------

CHEMICALS -- 0.3%
Dow Chemical Co. (The)                                                                             12,300             390,894
Nalco Holding Co.                                                                                 116,500           2,159,910
Scotts Miracle-Gro Co. (The), Class A                                                              53,200           1,257,648
Valspar Corp.                                                                                     124,000           2,763,960
                                                                                                                 ------------
                                                                                                                    6,572,412
                                                                                                                 ------------

COMMERCIAL BANKS -- 0.1%
Preferred Bank/Los Angeles CA                                                                      91,765           1,028,686
Regions Financial Corp.                                                                            31,300             300,480
South Financial Group, Inc. (The)                                                                 132,000             967,560
Wachovia Corp.                                                                                    164,500             575,750
                                                                                                                 ------------
                                                                                                                    2,872,476
                                                                                                                 ------------

COMMERCIAL SERVICES & SUPPLIES -- 0.1%
Pitney Bowes, Inc.                                                                                 44,107           1,466,999
Viad Corp.                                                                                         52,000           1,497,080
                                                                                                                 ------------
                                                                                                                    2,964,079
                                                                                                                 ------------

COMMUNICATIONS EQUIPMENT -- 0.1%
Cisco Systems, Inc. (a)                                                                            29,000             654,240
EMS Technologies, Inc. (a)                                                                         57,592           1,284,877
QUALCOMM, Inc.                                                                                      7,100             305,087
                                                                                                                 ------------
                                                                                                                    2,244,204
                                                                                                                 ------------

COMPUTERS & PERIPHERALS -- 0.3%
Dell, Inc. (a)                                                                                     15,800             260,384
Hewlett-Packard Co.                                                                                82,300           3,805,552
International Business Machines Corp. (IBM)                                                         4,600             538,016
QLogic Corp. (a)                                                                                  100,000           1,536,000
Sun Microsystems, Inc. (a)                                                                        130,288             990,189
                                                                                                                 ------------
                                                                                                                    7,130,141
                                                                                                                 ------------

CONSTRUCTION & ENGINEERING -- 0.0
KBR, Inc.                                                                                          70,000           1,068,900
                                                                                                                 ------------

CONSUMER FINANCE -- 0.1%
American Express Co.                                                                               22,300             790,089
Capital One Financial Corp.                                                                         9,600             489,600
                                                                                                                 ------------
                                                                                                                    1,279,689
                                                                                                                 ------------

DISTRIBUTORS -- 0.1
Genuine Parts Co.                                                                                  83,600           3,361,556
                                                                                                                 ------------

DIVERSIFIED CONSUMER SERVICES -- 0.1%
Apollo Group, Inc., Class A (a)                                                                     3,800             225,340
DeVry, Inc.                                                                                        15,400             762,916
ITT Educational Services, Inc. (a)                                                                 20,000           1,618,200
                                                                                                                 ------------
                                                                                                                    2,606,456
                                                                                                                 ------------

DIVERSIFIED FINANCIAL SERVICES -- 0.6%
Bank of America Corp.                                                                             190,565           6,669,775
Citigroup, Inc.                                                                                   266,200           5,459,762
J.G. Wentworth Inc. (b) (c) (l)                                                                    30,400             273,600
JPMorgan Chase & Co.                                                                                  914              42,684
Moody's Corp.                                                                                      38,800           1,319,200
                                                                                                                 ------------
                                                                                                                   13,765,021
                                                                                                                 ------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.5%
AT&T, Inc.                                                                                         86,237           2,407,737
Cincinnati Bell, Inc. (a)                                                                         255,000             787,950
FairPoint Communications, Inc.                                                                      2,195              19,031
General Communications, Inc., Class A (a)                                                         292,615           2,709,615
Level 3 Communications, Inc. (a)                                                                  226,900             612,630
Verizon Communications, Inc.                                                                      155,700           4,996,413
                                                                                                                 ------------
                                                                                                                   11,533,376
                                                                                                                 ------------

ELECTRIC UTILITIES -- 0.1%
Edison International                                                                               11,900             474,810
FirstEnergy Corp.                                                                                   8,200             549,318
Sierra Pacific Resources                                                                           98,000             938,840
                                                                                                                 ------------
                                                                                                                    1,962,968
                                                                                                                 ------------

ELECTRICAL EQUIPMENT -- 0.1%
Baldor Electric Co.                                                                                60,800           1,751,648
                                                                                                                 ------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.2%
Checkpoint Systems, Inc. (a)                                                                      181,629           3,418,258
Rogers Corp. (a)                                                                                   40,000           1,479,200
                                                                                                                 ------------
                                                                                                                    4,897,458
                                                                                                                 ------------

ENERGY EQUIPMENT & SERVICES -- 0.4%
Baker Hughes, Inc.                                                                                 53,600           3,244,944
Cal Dive International, Inc. (a)                                                                  189,500           2,008,700
Halliburton Co.                                                                                    68,700           2,225,193
Parker Drilling Co. (a)                                                                           142,500           1,142,850
Smith International, Inc.                                                                           9,277             544,003
Transocean, Inc. (a)                                                                               14,045           1,542,703
                                                                                                                 ------------
                                                                                                                   10,708,393
                                                                                                                 ------------

FOOD & STAPLES RETAILING -- 0.4%
Costco Wholesale Corp.                                                                            110,000           7,142,300
Kroger Co. (The)                                                                                   83,800           2,302,824
Safeway, Inc.                                                                                      17,500             415,100
Sysco Corp.                                                                                        16,000             493,280
                                                                                                                 ------------
                                                                                                                   10,353,504
                                                                                                                 ------------

FOOD PRODUCTS -- 0.3%
Archer-Daniels-Midland Co.                                                                          8,300             181,853
Campbell Soup Co.                                                                                   7,800             301,080
ConAgra Foods, Inc.                                                                               151,400           2,946,244
General Mills, Inc.                                                                                 8,900             611,608
H.J. Heinz Co.                                                                                     81,300           4,062,561
                                                                                                                 ------------
                                                                                                                    8,103,346
                                                                                                                 ------------

GAS UTILITIES -- 0.1%
Equitable Resources, Inc.                                                                          58,800           2,156,784
                                                                                                                 ------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 0.3%
Accuray, Inc. (a)                                                                                 145,994           1,178,172
Cooper Companies, Inc. (The)                                                                       76,500           2,659,140
Kinetic Concepts, Inc. (a)                                                                         75,000           2,144,250
                                                                                                                 ------------
                                                                                                                    5,981,562
                                                                                                                 ------------

HEALTH CARE PROVIDERS & SERVICES -- 0.4%
Aetna, Inc.                                                                                         7,500             270,825
AmerisourceBergen Corp.                                                                             9,100             342,615
Cardinal Health, Inc.                                                                              10,800             532,224
CIGNA Corp.                                                                                         5,400             183,492
Express Scripts, Inc. (a)                                                                           3,000             221,460
Health Management Associates, Inc., Class A (a)                                                    42,400             176,384
Humana, Inc. (a)                                                                                    4,200             173,040
LifePoint Hospitals, Inc. (a)                                                                      77,500           2,490,850
Lincare Holdings, Inc. (a)                                                                         90,000           2,708,100
McKesson Corp.                                                                                     10,000             538,100
Sunrise Senior Living, Inc. (a)                                                                    86,700           1,195,593
UnitedHealth Group, Inc.                                                                           17,500             444,325
WellPoint, Inc. (a)                                                                                 7,900             369,483
                                                                                                                 ------------
                                                                                                                    9,646,491
                                                                                                                 ------------

HOTELS, RESTAURANTS & LEISURE -- 0.1%
California Pizza Kitchen, Inc. (a)                                                                121,500           1,563,705
McDonald's Corp.                                                                                    9,100             561,470
Ruby Tuesday, Inc. (a)                                                                            144,800             838,392
                                                                                                                 ------------
                                                                                                                    2,963,567
                                                                                                                 ------------

HOUSEHOLD DURABLES -- 0.1%
American Greetings Corp., Class A                                                                  88,500           1,353,165
California Coastal Communities, Inc. (a)                                                           45,600              99,408
KB Home                                                                                            36,400             716,352
Pulte Homes, Inc.                                                                                  70,500             984,885
                                                                                                                 ------------
                                                                                                                    3,153,810
                                                                                                                 ------------

HOUSEHOLD PRODUCTS -- 0.1%
Kimberly-Clark Corp.                                                                                7,900             512,236
Procter & Gamble Co.                                                                               15,400           1,073,226
                                                                                                                 ------------
                                                                                                                    1,585,462
                                                                                                                 ------------

INDUSTRIAL CONGLOMERATES -- 0.3%
3M Co.                                                                                             37,400           2,554,794
General Electric Co.                                                                              194,900           4,969,950
                                                                                                                 ------------
                                                                                                                    7,524,744
                                                                                                                 ------------

INSURANCE -- 0.7%
Allstate Corp. (The)                                                                               12,000             553,440
Berkshire Hathaway, Inc., Class B (a)                                                               1,201           5,278,395
Brown & Brown, Inc.                                                                               125,000           2,702,500
Chubb Corp.                                                                                         9,500             521,550
Hilb, Rogal & Hobbs Co.                                                                            80,000           3,739,200
Lincoln National Corp.                                                                              6,700             286,827
MBIA, Inc.                                                                                         81,800             973,420
Mercury General Corp.                                                                              17,700             969,075
MetLife, Inc.                                                                                       9,500             532,000
Progressive Corp. (The)                                                                            19,000             330,600
Travelers Companies, Inc. (The)                                                                    14,500             655,400
                                                                                                                 ------------
                                                                                                                   16,542,407
                                                                                                                 ------------

INTERNET & CATALOG RETAIL -- 0.2%
Amazon.com, Inc. (a)                                                                               25,100           1,826,276
Blue Nile, Inc. (a)                                                                                34,000           1,457,580
Liberty Media Holding Corp., Interactive, Series A (Tracking Stock) (a) (d)                        47,750             616,452
Priceline.com, Inc. (a)                                                                            27,500           1,881,825
                                                                                                                 ------------
                                                                                                                    5,782,133
                                                                                                                 ------------

INTERNET SOFTWARE & SERVICES -- 0.1%
eBay, Inc. (a)                                                                                     73,300           1,640,454
                                                                                                                 ------------

IT SERVICES -- 0.3%
Automatic Data Processing, Inc.                                                                     9,900             423,225
CACI International, Inc., Class A (a)                                                              41,200           2,064,120
DST Systems, Inc. (a)                                                                              15,900             890,241
Forrester Research, Inc. (a)                                                                        8,800             258,016
Gartner Group, Inc., Class A (a)                                                                  128,093           2,905,149
                                                                                                                 ------------
                                                                                                                    6,540,751
                                                                                                                 ------------

MACHINERY -- 0.1%
Caterpillar, Inc.                                                                                   7,100             423,160
Cummins, Inc.                                                                                       7,900             345,388
Dover Corp.                                                                                         9,800             397,390
John Bean Technologies Corp. (a)                                                                   74,300             940,638
Parker-Hannifin Corp.                                                                               7,300             386,900
                                                                                                                 ------------
                                                                                                                    2,493,476
                                                                                                                 ------------

MEDIA -- 1.0%
Ascent Media Corp., Series A (a)                                                                    2,700              65,907
Cablevision Systems Corp.                                                                         305,674           7,690,758
CBS Corp., Class A                                                                                 18,100             264,803
CBS Corp., Class B                                                                                135,800           1,979,964
CC Media Holdings, Inc., Class A (a)                                                               58,480             795,328
Cox Radio, Inc. (a)                                                                                97,500           1,029,600
DIRECTV Group, Inc. (The) (a)                                                                      23,900             625,463
Discovery Communications, Inc., Series A (a)                                                       27,000             384,750
Discovery Communications, Inc., Series C (a)                                                       27,000             382,320
John Wiley & Sons, Inc., Class A                                                                   10,000             404,500
Liberty Global, Inc., Class A (a)                                                                  94,167           2,853,260
Liberty Global, Inc., Class C (a)                                                                  88,567           2,487,847
Liberty Media Corp., Entertainment, Series A (Tracking Stock) (a) (d)                              38,200             953,854
Liberty Media Holding Corp., Capital, Series A (Tracking Stock) (a) (d)                             9,550             127,779
Live Nation, Inc. (a)                                                                             179,000           2,912,330
News Corp., Class A                                                                                12,300             147,477
Primedia, Inc.                                                                                     75,216             182,775
Sun-Times Media Group, Inc. (a)                                                                    41,415               7,041
Time Warner, Inc.                                                                                  87,967           1,153,247
Viacom, Inc., Class B (a)                                                                          10,200             253,368
Walt Disney Co. (The)                                                                              14,400             441,936
                                                                                                                 ------------
                                                                                                                   25,144,307
                                                                                                                 ------------

METALS & MINING -- 0.4%
Alcoa, Inc.                                                                                       165,600           3,739,248
Freeport-McMoRan Copper & Gold, Inc.                                                               38,000           2,160,300
Haynes International, Inc. (a)                                                                     42,500           1,990,275
Nucor Corp.                                                                                         8,000             316,000
United States Steel Corp.                                                                           4,400             341,484
                                                                                                                 ------------
                                                                                                                    8,547,307
                                                                                                                 ------------

MULTI-UTILITIES -- 0.0%
Public Service Enterprise Group, Inc.                                                              14,400             472,176
Sempra Energy                                                                                       3,500             176,645
                                                                                                                 ------------
                                                                                                                      648,821
                                                                                                                 ------------

MULTILINE RETAIL -- 0.1%
Saks, Inc. (a)                                                                                    163,600           1,513,300
                                                                                                                 ------------

OFFICE ELECTRONICS -- 0.2%
Xerox Corp.                                                                                       187,800           2,165,334
Zebra Technologies Corp., Class A (a)                                                              81,500           2,269,775
                                                                                                                 ------------
                                                                                                                    4,435,109
                                                                                                                 ------------

OIL, GAS & CONSUMABLE FUELS -- 2.2%
Berry Petroleum Co., Class A                                                                       20,000             774,600
Chevron Corp.                                                                                      92,500           7,629,400
ConocoPhillips                                                                                     33,868           2,480,831
Consol Energy, Inc.                                                                                79,700           3,657,433
Denbury Resources, Inc. (a)                                                                        93,200           1,774,528
Devon Energy Corp.                                                                                 19,400           1,769,280
EOG Resources, Inc.                                                                                80,400           7,192,584
Exxon Mobil Corp.                                                                                  87,160           6,768,845
Forest Oil Corp. (a)                                                                               30,000           1,488,000
Hess Corp.                                                                                          2,000             164,160
Marathon Oil Corp.                                                                                 72,413           2,887,106
Murphy Oil Corp.                                                                                    6,700             429,738
Newfield Exploration Co. (a)                                                                       48,800           1,561,112
Noble Energy, Inc.                                                                                 29,000           1,612,110
Occidental Petroleum Corp.                                                                         10,600             746,770
Peabody Energy Corp.                                                                               52,800           2,376,000
Stone Energy Corp. (a)                                                                             32,506           1,375,979
Valero Energy Corp.                                                                               117,000           3,545,100
XTO Energy, Inc.                                                                                   93,457           4,347,620
                                                                                                                 ------------
                                                                                                                   52,581,196
                                                                                                                 ------------

PAPER & FOREST PRODUCTS -- 0.1%
Weyerhaeuser Co.                                                                                   51,500           3,119,870
                                                                                                                 ------------

PERSONAL PRODUCTS -- 0.0%
Estee Lauder Companies, Inc. (The), Class A                                                        17,600             878,416
                                                                                                                 ------------

PHARMACEUTICALS -- 0.6%
Bristol-Myers Squibb Co.                                                                           10,500             218,925
Forest Laboratories, Inc. (a)                                                                      16,100             455,308
Johnson & Johnson                                                                                  10,700             741,296
Merck & Co., Inc.                                                                                 107,500           3,392,700
Pfizer, Inc.                                                                                      259,700           4,788,868
Salix Pharmaceuticals Ltd. (a)                                                                     17,000             108,970
Schering-Plough Corp.                                                                               8,700             160,689
Wyeth                                                                                             118,300           4,370,002
                                                                                                                 ------------
                                                                                                                   14,236,758
                                                                                                                 ------------

PROFESSIONAL SERVICES -- 0.1%
Watson, Wyatt Worldwide, Inc., Class A                                                             41,100           2,043,903
                                                                                                                 ------------

REAL ESTATE INVESTMENT TRUSTS (REITS) -- 1.1%
EastGroup Properties, Inc.                                                                         33,200           1,611,528
Kilroy Realty Corp.                                                                                43,500           2,078,865
Macerich Co. (The)                                                                                 10,700             681,055
PS Business Parks, Inc.                                                                            29,000           1,670,400
Public Storage                                                                                     53,700           5,316,837
Rayonier, Inc.                                                                                     42,500           2,012,375
Senior Housing Properties Trust                                                                    24,400             581,452
Simon Property Group, Inc.                                                                         61,800           5,994,600
SL Green Realty Corp.                                                                              39,500           2,559,600
Vornado Realty Trust                                                                               41,200           3,747,140
                                                                                                                 ------------
                                                                                                                   26,253,852
                                                                                                                 ------------

REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%
CB Richard Ellis Group Inc., Class A (a)                                                           43,500             581,595
                                                                                                                 ------------

ROAD & RAIL -- 0.3%
Avis Budget Group, Inc. (a)                                                                       376,700           2,162,258
CSX Corp.                                                                                           8,300             452,931
Kansas City Southern (a)                                                                           68,238           3,027,038
Norfolk Southern Corp.                                                                              8,300             549,543
Union Pacific Corp.                                                                                 2,600             185,016
                                                                                                                 ------------
                                                                                                                    6,376,786
                                                                                                                 ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.2%
Analog Devices, Inc.                                                                                6,300             166,005
Cabot Microelectronics Corp. (a)                                                                   74,500           2,389,960
LSI Corp. (a)                                                                                     192,999           1,034,475
Texas Instruments, Inc.                                                                            23,400             503,100
                                                                                                                 ------------
                                                                                                                    4,093,540
                                                                                                                 ------------

SOFTWARE -- 0.7%
Adobe Systems, Inc. (a)                                                                            13,400             528,898
Jack Henry & Associates, Inc.                                                                     100,000           2,033,000
Manhattan Associates, Inc. (a)                                                                     39,200             875,728
Microsoft Corp.                                                                                   301,600           8,049,704
Oracle Corp. (a)                                                                                  137,900           2,800,749
Parametric Technology Corp. (a)                                                                   140,276           2,581,078
Symantec Corp. (a)                                                                                 29,300             573,694
                                                                                                                 ------------
                                                                                                                   17,442,851
                                                                                                                 ------------

SPECIALTY RETAIL -- 0.3%
Aaron Rents, Inc.                                                                                  34,000             920,380
Blockbuster, Inc., Class B (a)                                                                     97,000             127,070
Circuit City Stores, Inc.                                                                           6,400               6,528
Gap, Inc. (The)                                                                                    24,200             430,276
Home Depot, Inc. (The)                                                                             26,900             696,441
PetSmart, Inc.                                                                                    108,000           2,668,680
Sally Beauty Holdings, Inc. (a)                                                                   203,000           1,745,800
Sherwin-Williams Co. (The)                                                                          1,000              57,160
TJX Companies, Inc. (The)                                                                          13,900             424,228
                                                                                                                 ------------
                                                                                                                    7,076,563
                                                                                                                 ------------

TEXTILES, APPAREL & LUXURY GOODS -- 0.1%
Coach, Inc. (a)                                                                                    15,400             385,616
Hanesbrands, Inc. (a)                                                                             136,100           2,960,175
                                                                                                                 ------------
                                                                                                                    3,345,791
                                                                                                                 ------------

THRIFTS & MORTGAGE FINANCE -- 0.0%
Downey Financial Corp.                                                                             66,362             185,814
Hudson City Bancorp, Inc.                                                                          17,300             319,185
MGIC Investment Corp.                                                                              58,600             411,958
Sovereign Bancorp, Inc.                                                                             5,600              22,120
Washington Mutual, Inc.                                                                            33,600               2,755
                                                                                                                 ------------
                                                                                                                      941,832
                                                                                                                 ------------

TOBACCO -- 0.1%
Altria Group, Inc.                                                                                 31,200             619,008
Philip Morris International, Inc.                                                                  31,200           1,500,720
Reynolds American, Inc.                                                                             5,700             277,134
                                                                                                                 ------------
                                                                                                                    2,396,862
                                                                                                                 ------------

WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
American Tower Corp., Class A (a)                                                                  39,000           1,402,830
NII Holdings, Inc., Class B (a)                                                                    41,947           1,590,630
Sprint Nextel Corp.                                                                                35,200             214,720
                                                                                                                 ------------
                                                                                                                    3,208,180
                                                                                                                 ------------
Total US Common Stocks
  (Cost $381,337,728)                                                                                             361,377,414
                                                                                                                 ------------
FOREIGN COMMON STOCKS -- 14.5%

AUSTRALIA -- 0.5%
Alumina Ltd.                                                                                      719,278           1,807,855
Amcor Ltd.                                                                                        380,076           1,672,030
Australia and New Zealand Banking Group Ltd.                                                       29,557             457,024
Caltex Australia Ltd.                                                                              14,108             140,215
Foster's Group Ltd.                                                                               384,486           1,680,111
Iluka Resources Ltd. (a)                                                                           15,367              58,152
National Australia Bank Ltd.                                                                       89,424           1,817,428
Santos Ltd.                                                                                        44,042             684,221
Telstra Corp. Ltd.                                                                                614,259           2,060,182
Tishman Speyer Office Fund - REIT                                                               1,288,789             964,860
                                                                                                                 ------------
                                                                                                                   11,342,078
                                                                                                                 ------------

AUSTRIA -- 0.0%
BWIN Interactive Entertainment AG (a)                                                               1,820              48,275
Oesterreichische Post AG                                                                            3,951             133,932
                                                                                                                 ------------
                                                                                                                      182,207
                                                                                                                 ------------

BAHAMAS -- 0.0%
Ultrapetrol (Bahamas) Ltd. (a)                                                                      8,100              63,585
                                                                                                                 ------------

BELGIUM -- 0.1%
Fortis - XLON Shares                                                                              124,690             802,312
Fortis - XPLU Shares                                                                                6,735              42,334
Fortis, Strip VVPR (a) (b)                                                                         39,332                 554
InBev NV                                                                                            3,323             196,159
                                                                                                                 ------------
                                                                                                                    1,041,359
                                                                                                                 ------------

BERMUDA -- 0.1%
Hongkong Land Holdings Ltd.                                                                       418,800           1,258,596
Lazard Ltd., Class A                                                                               34,000           1,453,840
                                                                                                                 ------------
                                                                                                                    2,712,436
                                                                                                                 ------------

BRAZIL -- 0.5%
All America Latina Logistica SA (UNIT)                                                             26,100             178,307
Cia Vale do Rio Doce - SPADR                                                                      323,300           5,722,410
Companhia de Concessoes Rodoviarias                                                                76,100             999,790
Petroleo Brasileiro SA - ADR                                                                      124,200           5,458,590
                                                                                                                 ------------
                                                                                                                   12,359,097
                                                                                                                 ------------

CANADA -- 1.9%
AbitibiBowater, Inc. (a)                                                                           44,015             172,462
Ace Aviation Holdings, Inc., Class A (a)                                                           63,100             466,024
Barrick Gold Corp.                                                                                 45,416           1,668,584
BCE, Inc.                                                                                          28,272             974,942
Bell Aliant Regional Communications Income Fund (b) (c) (e)                                         1,558              36,599
Boardwalk Real Estate Investment Trust - REIT                                                      29,631             993,964
Bombardier, Inc., Class B                                                                         844,200           4,584,896
BPO Properties Ltd. (b) (f)                                                                        21,100             941,743
Cameco Corp.                                                                                       97,500           2,175,225
Canadian Natural Resources Ltd.                                                                    98,100           6,728,964
Catalyst Paper Corp. (a)                                                                          233,614             151,462
EnCana Corp.                                                                                       91,900           5,868,475
Fraser Papers, Inc. (a)                                                                            66,980              95,034
Groupe Aeroplan, Inc.                                                                              28,405             352,043
Imperial Oil Ltd.                                                                                  56,700           2,428,364
Jazz Air Income Fund (b) (c) (e)                                                                    8,875              43,697
Nortel Networks Corp. (a)                                                                          14,900              33,376
Onex Corp.                                                                                         16,800             433,635
Penn West Energy Trust                                                                             35,000             843,500
Petro-Canada - NYSE Shares                                                                          9,700             323,495
Petro-Canada - TSE Shares                                                                          56,942           1,894,054
Rogers Communications, Inc., Class B - NYSE Shares                                                  5,500             182,820
Rogers Communications, Inc., Class B - TSE Shares                                                 149,400           4,845,937
Suncor Energy, Inc.                                                                               100,168           4,141,313
Talisman Energy, Inc.                                                                             223,700           3,157,128
Teck Cominco Ltd., Class B                                                                         37,200           1,056,316
Ultra Petroleum Corp. (a)                                                                          29,800           1,649,132
                                                                                                                 ------------
                                                                                                                   46,243,184
                                                                                                                 ------------

CAYMAN ISLANDS -- 0.0%
Seagate Technology                                                                                 19,200             232,704
                                                                                                                 ------------

CHINA -- 0.1%
Asustek Computer, Inc. - GDR Registered                                                            61,600             596,284
China Construction Bank Corp., Class H                                                          1,546,000           1,026,149
Tsingtao Brewery Co. Ltd., Class H                                                                434,000             781,861
                                                                                                                 ------------
                                                                                                                    2,404,294
                                                                                                                 ------------

DENMARK -- 0.1%
Bang & Olufsen A/S, Class B                                                                         2,000              74,949
Carlsberg A/S, Class B                                                                              1,800             137,610
Coloplast A/S, Class B                                                                              6,500             481,207
Danske Bank A/S                                                                                     4,374             105,526
GN Store Nord A/S (GN Great Nordic) (a)                                                            84,389             370,404
Novo Nordisk A/S, Class B                                                                           3,225             165,175
Vestas Wind Systems A/S (a)                                                                        13,163           1,145,891
William Demant Holding (a)                                                                         11,200             506,796
                                                                                                                 ------------
                                                                                                                    2,987,558
                                                                                                                 ------------

FINLAND -- 0.1%
Metso Oyj                                                                                          22,208             546,253
Nokia Oyj                                                                                           9,800             182,699
Sampo Oyj, Class A                                                                                 41,520             948,182
Tietoenator Oyj                                                                                    12,545             185,951
UPM-Kymmene Oyj                                                                                    87,521           1,376,500
Wartsila Oyj Corp.                                                                                  2,467             104,834
                                                                                                                 ------------
                                                                                                                    3,344,419
                                                                                                                 ------------

FRANCE -- 1.0%
Alcatel Lucent - SPADR (a)                                                                         96,567             370,817
Atos Origin SA                                                                                      4,567             200,289
AXA SA                                                                                             23,648             775,251
BNP Paribas                                                                                         9,491             912,402
Carrefour SA                                                                                       74,243           3,504,018
Compagnie de Saint-Gobain                                                                           3,299             172,423
France Telecom SA                                                                                  71,182           1,993,379
GDF Suez, Strip VVPR (a) (b)                                                                        9,765                 137
Lagardere S.C.A.                                                                                    2,054              92,823
Legrand SA                                                                                         19,153             434,793
Neopost SA                                                                                          6,304             593,497
Renault SA                                                                                         18,340           1,185,087
SA des Ciments Vicat                                                                                1,846              89,453
Sanofi-Aventis                                                                                      9,177             603,217
SCOR SE                                                                                            18,102             355,700
Societe BIC SA                                                                                      2,757             143,467
Societe Generale, Class A                                                                          29,506           2,678,396
Thales SA                                                                                          11,937             605,742
Total SA                                                                                           79,495           4,796,005
Total SA - SPADR                                                                                   64,600           3,919,928
                                                                                                                 ------------
                                                                                                                   23,426,824
                                                                                                                 ------------

GERMANY -- 0.5%
BASF SE                                                                                            20,068             961,774
Bayer AG                                                                                            1,830             133,577
Bayerische Motoren Werke AG                                                                         9,229             359,970
Daimler AG Registered                                                                              15,938             805,506
Deutsche Bank AG Registered                                                                         2,142             152,398
Deutsche Post AG                                                                                   14,119             297,820
Deutsche Telekom AG                                                                               115,466           1,771,945
E.ON AG                                                                                            24,003           1,215,590
Fresenius Medical Care AG & Co.                                                                    24,135           1,242,636
RWE AG                                                                                             33,683           3,238,628
Siemens AG Registered                                                                               2,356             221,121
Vivacon AG                                                                                         67,800             646,191
                                                                                                                 ------------
                                                                                                                   11,047,156
                                                                                                                 ------------

HONG KONG -- 0.5%
Asia Satellite Telecommunications Holdings Ltd.                                                    31,000              43,422
China Mobile Ltd.                                                                                 117,000           1,171,457
Esprit Holdings Ltd.                                                                                7,300              44,851
First Pacific Co.                                                                               2,038,000           1,064,854
Genting International plc (a)                                                                     175,430              56,199
Henderson Land Development Co.                                                                    207,000             923,257
Hong Kong & Shanghai Hotels Ltd. (The)                                                            974,285             948,564
Hong Kong Aircraft Engineering Co. Ltd.                                                            38,000             437,216
Hong Kong Electric Holdings Ltd.                                                                  239,200           1,505,587
i-CABLE Communications Ltd.                                                                     1,071,000             127,252
Midland Holdings Ltd.                                                                             790,000             250,439
New World Development Ltd.                                                                      1,587,644           1,771,274
Next Media Ltd.                                                                                   838,000             206,017
Polytec Asset Holdings Ltd.                                                                     3,071,800             266,769
Silver Grant International Ltd.                                                                   372,000              37,322
SmarTone Telecommunications Holdings Ltd.                                                         556,500             407,092
Television Broadcasts Ltd.                                                                        235,000             994,265
Wheelock & Co. Ltd.                                                                               323,000             586,853
                                                                                                                 ------------
                                                                                                                   10,842,690
                                                                                                                 ------------

INDONESIA -- 0.1%
Bank Pan Indonesia Tbk PT (a)                                                                  14,363,707           1,145,016
Citra Marga Nusaphala Persada Tbk PT (a)                                                          215,000              29,602
Gudang Garam Tbk PT                                                                               230,000             143,019
Indofood Sukses Makmur Tbk PT                                                                   2,340,000             484,780
Matahari Putra Prima Tbk PT                                                                     4,034,800             251,652
Semen Gresik (Persero) Tbk PT                                                                   2,357,500             847,562
                                                                                                                 ------------
                                                                                                                    2,901,631
                                                                                                                 ------------

IRELAND -- 0.0%
Anglo Irish Bank Corp. plc                                                                         19,209             107,731
CRH plc                                                                                             2,968              64,027
DCC plc                                                                                             5,857             114,537
Fyffes plc                                                                                        133,893              60,323
Independent News & Media plc                                                                      189,170             312,660
Paddy Power plc                                                                                     5,590              98,548
Total Produce plc                                                                                  78,556              44,184
                                                                                                                 ------------
                                                                                                                      802,010
                                                                                                                 ------------

ITALY -- 0.3%
Banco Popolare Societa Cooperativa                                                                 19,284             300,486
Eni SpA - SPADR                                                                                    25,700           1,360,815
Fiat SpA                                                                                           54,686             729,176
Finmeccanica SpA                                                                                    5,920             127,323
Luxottica Group SpA - SPADR                                                                        32,900             756,371
Luxottica Group SpA                                                                                11,412             260,885
Natuzzi SpA - SPADR (a)                                                                             4,400              14,212
Saipem SpA                                                                                         36,555           1,084,094
Seat Pagine Gaille SpA (a)                                                                      2,060,835             200,874
UniCredit SpA                                                                                     839,293           3,100,826
                                                                                                                 ------------
                                                                                                                    7,935,062
                                                                                                                 ------------

JAPAN -- 1.6%
Ajinomoto Co., Inc.                                                                                41,000             389,076
Alfresa Holdings Corp.                                                                              3,800             184,585
Astellas Pharma, Inc.                                                                              55,900           2,348,734
Bank of Yokohama Ltd. (The)                                                                        31,000             150,385
Bridgestone Corp.                                                                                  13,300             249,418
Canon, Inc.                                                                                        67,400           2,519,889
Chiba Bank Ltd. (The)                                                                              13,000              67,124
Dai Nippon Printing Co. Ltd.                                                                       21,000             284,287
Denso Corp.                                                                                        10,400             255,423
East Japan Railway Co.                                                                                 82             611,272
FamilyMart Co. Ltd.                                                                                 4,600             194,485
FUJIFILM Holdings Corp.                                                                             1,200              31,099
Fujitsu Frontech Ltd.                                                                               4,600              41,849
Fukuoka Financial Group, Inc.                                                                      66,000             244,251
Hitachi Chemical Co. Ltd.                                                                          13,800             183,293
Isetan Mitsukoshi Holdings Ltd. (a)                                                                25,400             298,827
JS Group Corp.                                                                                     20,400             257,611
Kao Corp.                                                                                          63,000           1,687,740
Kawasaki Heavy Industries Ltd.                                                                    122,000             258,866
KDDI Corp.                                                                                             71             397,673
Kinden Corp.                                                                                       21,000             198,885
Kyowa Hakko Kogyo Co. Ltd.                                                                         26,000             274,336
Marui Group Co. Ltd.                                                                               26,200             196,893
Matsushita Electric Works Ltd.                                                                     46,114             410,974
Millea Holdings, Inc.                                                                              67,700           2,456,724
Mitsubishi Corp.                                                                                   13,000             270,527
Mitsubishi Tanabe Pharma Corp.                                                                     23,000             317,428
Mitsubishi UFJ Financial Group, Inc.                                                               95,100             824,387
Mizuho Financial Group, Inc.                                                                           68             298,340
Namco Bandai Holdings, Inc.                                                                        24,350             264,458
NEC Corp.                                                                                          71,000             301,075
Nintendo Co. Ltd.                                                                                     400             166,514
Nippon Meat Packers, Inc.                                                                          24,000             364,582
Nippon Oil Corp.                                                                                   38,000             192,114
Nippon Suisan Kaisha Ltd.                                                                          44,900             165,921
Nippon Telegraph & Telephone Corp.                                                                    700           3,117,916
Nitto Denko Corp.                                                                                  59,400           1,508,428
Noritake Co. Ltd.                                                                                  10,000              32,694
NSK Ltd.                                                                                            3,000              17,381
NTT Data Corp.                                                                                         44             172,117
NTT DoCoMo, Inc.                                                                                      264             425,727
Obayashi Corp.                                                                                     30,000             153,087
OMRON Corp.                                                                                         6,800             104,457
Onward Holdings Co. Ltd.                                                                           17,000             176,779
Ricoh Co. Ltd.                                                                                     11,000             152,946
Ryosan Co. Ltd.                                                                                     3,000              61,866
Secom Co. Ltd.                                                                                     10,400             434,803
Sekisui House Ltd.                                                                                 27,000             247,907
Seven & I Holdings Co. Ltd.                                                                       114,480           3,295,004
Shimizu Corp.                                                                                      29,000             138,859
Shiseido Co. Ltd.                                                                                   9,000             201,585
Sompo Japan Insurance, Inc.                                                                        26,000             218,555
Sony Corp.                                                                                          8,900             275,239
Sumitomo Electric Industries Ltd.                                                                  22,200             241,416
Sumitomo Forestry Co. Ltd.                                                                         26,000             151,915
Sumitomo Metal Industries Ltd.                                                                    466,000           1,419,412
Sumitomo Mitsui Financial Group, Inc.                                                                  72             451,071
Taiyo Nippon Sanso Corp.                                                                           39,000             309,105
Takeda Pharmaceutical Co. Ltd.                                                                     62,500           3,147,686
TDK Corp.                                                                                           4,200             210,458
Tokyo Electric Power Co., Inc. (The)                                                               17,000             418,958
Tokyo Electron Ltd.                                                                                 3,600             160,378
Tokyo Gas Co. Ltd.                                                                                150,000             620,272
Tokyo Ohka Kogyo Co. Ltd.                                                                           5,200              82,225
Toppan Forms Co. Ltd.                                                                              16,200             161,530
Toyo Seikan Kaisha Ltd.                                                                            13,200             202,550
Toyota Motor Corp.                                                                                 11,100             471,274
West Japan Railway Co.                                                                                591           2,522,710
Yamatake Corp.                                                                                      6,400             102,303
Yamato Holdings Co. Ltd.                                                                           43,000             481,105
YASKAWA Electric Corp.                                                                              3,000              17,023
                                                                                                                 ------------
                                                                                                                   39,265,786
                                                                                                                 ------------

LUXEMBOURG -- 0.1%
ArcelorMittal - LSE Shares                                                                         22,414           1,122,017
ArcelorMittal - NYSE Shares                                                                        39,239           1,937,622
                                                                                                                 ------------
                                                                                                                    3,059,639
                                                                                                                 ------------

MALAYSIA -- 0.2%
AMMB Holdings Berhad                                                                              780,875             675,554
British American Tobacco Malaysia Berhad                                                           36,800             444,163
Bumiputra-Commerce Holdings Berhad                                                                646,669           1,452,178
Carlsberg Brewery Malaysia Berhad                                                                  98,200             110,489
Malaysian Airline System Berhad                                                                   229,200             230,672
Multi-Purpose Holdings Berhad                                                                     316,000             118,255
Resorts World Berhad                                                                            1,754,300           1,304,566
Sime Darby Berhad                                                                                 377,706             728,381
                                                                                                                 ------------
                                                                                                                    5,064,258
                                                                                                                 ------------

MEXICO -- 0.0%
America Movil SA de CV, Series L - ADR                                                              3,700             171,532
Telefonos de Mexico SAB de CV, Series L - SPADR                                                     2,600              66,950
Telmex Internacional SAB de CV, Series L - ADR                                                      2,600              33,800
                                                                                                                 ------------
                                                                                                                      272,282
                                                                                                                 ------------

NETHERLANDS -- 0.6%
Akzo Nobel NV                                                                                       2,957             142,163
Heineken NV                                                                                        18,010             725,760
ING Groep NV - CVA                                                                                143,101           3,112,902
Koninklijke (Royal) KPN NV                                                                         64,948             936,122
Koninklijke (Royal) Philips Electronics NV                                                         23,668             648,056
Koninklijke Boskalis Westminster NV - CVA                                                          18,659             883,125
Reed Elsevier NV                                                                                  106,842           1,592,692
Royal Dutch Shell plc, Class A                                                                    152,325           4,412,168
Royal Dutch Shell plc, Class B                                                                     35,728           1,013,585
Wolters Kluwer NV                                                                                  25,781             525,520
                                                                                                                 ------------
                                                                                                                   13,992,093
                                                                                                                 ------------

NEW ZEALAND -- 0.0%
Telecom Corp. of New Zealand Ltd.                                                                  57,550             105,834
                                                                                                                 ------------

NORWAY -- 0.0%
DNB NOR ASA                                                                                        41,150             317,833
StatoilHydro ASA                                                                                   19,490             464,624
                                                                                                                 ------------
                                                                                                                      782,457
                                                                                                                 ------------

PHILIPPINES (THE) -- 0.3%
ABS-CBN Holdings Corp.                                                                          2,034,000             678,045
Ayala Corp.                                                                                       438,409           2,763,807
Banco de Oro Unibank, Inc.                                                                        164,300             134,868
Benpres Holdings Corp. (a)                                                                      3,127,000              99,107
DMCI Holdings, Inc.                                                                             1,010,000              80,996
Globe Telecom, Inc.                                                                                88,010           1,937,014
Jollibee Foods Corp.                                                                              546,200             586,173
                                                                                                                 ------------
                                                                                                                    6,280,010
                                                                                                                 ------------

POLAND -- 0.0%
Bank Pekao SA                                                                                      13,299             962,581
                                                                                                                 ------------

RUSSIA -- 0.4%
Gazprom OAO - SPADR                                                                                 2,850              88,208
LUKOIL - SPADR                                                                                     79,900           4,698,120
Oao Gazprom - SPADR                                                                                96,450           3,099,485
Oao Rosneft Oil Co. - GDR                                                                         203,523           1,402,383
                                                                                                                 ------------
                                                                                                                    9,288,196
                                                                                                                 ------------

SINGAPORE -- 0.7%
Allco Commercial Real Estate Investment Trust - REIT                                              826,100             290,108
Great Eastern Holdings Ltd.                                                                       147,000           1,386,087
GuocoLeisure Ltd. (a)                                                                             868,000             274,419
Jardine Matheson Holdings Ltd.                                                                    187,800           4,905,749
Jardine Strategic Holdings Ltd.                                                                   256,500           3,615,214
Mandarin Oriental International Ltd.                                                              154,000             238,708
Oversea-Chinese Banking Corp.                                                                     514,800           2,606,112
Parkway Life Real Estate Investment Trust - REIT                                                1,856,100           1,259,364
Singapore Telecommunications Ltd.                                                                 761,000           1,741,689
STATS ChipPAC Ltd. (a)                                                                          1,441,000             889,957
United Industrial Corp. Ltd.                                                                       75,000             106,931
Yellow Pages Singapore Ltd.                                                                        97,000              26,326
                                                                                                                 ------------
                                                                                                                   17,340,664
                                                                                                                 ------------

SOUTH AFRICA -- 0.5%
Anglo Platinum Ltd.                                                                                34,031           3,085,417
AngloGold Ashanti Ltd.                                                                              4,015              92,539
AngloGold Ashanti Ltd. - SPADR                                                                     83,758           1,934,810
City Lodge Hotels Ltd.                                                                             10,650              94,736
Discovery Holdings Ltd.                                                                            12,215              31,945
FirstRand Ltd.                                                                                    273,945             562,055
Gold Fields Ltd.                                                                                  174,898           1,690,844
Hosken Consolidated Investments Ltd.                                                              204,728           1,396,392
JD Group Ltd.                                                                                      25,797              94,761
Mondi Ltd.                                                                                          2,435              13,269
Nedbank Group Ltd.                                                                                 45,260             573,864
New Clicks Holdings Ltd.                                                                           74,228             141,106
Pretoria Portland Cement Co. Ltd.                                                                 238,015             909,957
RMB Holdings Ltd.                                                                                 263,107             844,087
Sun International Ltd.                                                                             75,306             826,495
                                                                                                                 ------------
                                                                                                                   12,292,277
                                                                                                                 ------------

SOUTH KOREA -- 0.1%
Kookmin Bank                                                                                          730              32,484
Korea Electric Power Corp.                                                                            460              11,514
POSCO                                                                                                 100              36,963
POSCO - ADR                                                                                        15,400           1,437,898
Samsung Electronics Co. Ltd.                                                                           80              36,838
SK Telecom Co. Ltd.                                                                                   591             100,571
                                                                                                                 ------------
                                                                                                                    1,656,268
                                                                                                                 ------------

SPAIN -- 0.5%
Acciona SA                                                                                          5,565             846,272
Acerinox SA                                                                                        43,968             787,823
Banco Santander SA                                                                                 44,710             676,800
Iberdrola SA                                                                                      270,782           2,767,773
Inditex SA                                                                                          6,926             295,459
Prosegur, Compania de Seguridad SA                                                                  6,255             218,261
Telefonica SA                                                                                     237,330           5,673,466
Viscofan SA                                                                                        10,692             176,171
                                                                                                                 ------------
                                                                                                                   11,442,025
                                                                                                                 ------------

SWEDEN -- 0.1%
Assa Abloy AB, Class B                                                                             38,400             466,847
Hoganas AB, Class B                                                                                10,900             165,887
Modern Times Group AB, Class B                                                                      3,190             115,252
Svenska Cellulosa AB (SCA), Class B                                                                36,590             387,725
Svenska Handelsbanken AB, Class A                                                                  31,020             694,972
Telefonaktiebolaget LM Ericsson, Class B                                                           85,322             804,353
TeliaSonera AB                                                                                     13,000              74,223
                                                                                                                 ------------
                                                                                                                    2,709,259
                                                                                                                 ------------

SWITZERLAND -- 0.5%
Adecco SA                                                                                          13,538             591,536
Clariant AG Registered (a)                                                                         17,841             173,626
Compagnie Financiere Richemonte AG (UNIT)                                                          14,007             622,110
Geberit AG                                                                                          4,397             541,531
Logitech International SA (a)                                                                      18,134             413,277
Nestle SA Registered                                                                                6,240             269,893
Novartis AG                                                                                       107,993           5,648,615
PubliGroupe SA                                                                                        649              96,716
Roche Holding AG                                                                                    6,104             951,534
Sonova Holding AG Registered                                                                        1,159              74,884
UBS AG Registered (a)                                                                              76,360           1,320,060
                                                                                                                 ------------
                                                                                                                   10,703,782
                                                                                                                 ------------

TAIWAN -- 0.1%
Taiwan Semiconductor Manufacturing Co. Ltd.                                                       420,407             691,240
Taiwan Semiconductor Manufacturing Co. Ltd. - SPADR                                               192,466           1,803,406
                                                                                                                 ------------
                                                                                                                    2,494,646
                                                                                                                 ------------

THAILAND -- 0.2%
Advanced Info Service PCL                                                                         548,000           1,302,835
GMM Grammy PCL                                                                                    528,200             202,794
Kasikornbank PCL                                                                                  367,400             683,585
Land and Houses Public Co. Ltd.                                                                 1,237,200             232,021
Matichon PCL                                                                                       76,000              17,956
MBK PCL                                                                                           118,400             215,050
Siam Cement PCL                                                                                   134,700             533,072
Siam Cement PCL - NVDR                                                                            196,100             741,311
Thanachart Capital PCL                                                                            731,900             229,124
                                                                                                                 ------------
                                                                                                                    4,157,748
                                                                                                                 ------------

TURKEY -- 0.1%
Turkcell Iletisim Hizmetleri A/S - ADR                                                             67,500           1,011,825
Turkiye Garanti Bankasi A/S                                                                        30,100              72,240
                                                                                                                 ------------
                                                                                                                    1,084,065
                                                                                                                 ------------

UNITED KINGDOM -- 2.7%
AMEC plc                                                                                           17,241             195,714
Anglo American plc - JSE Shares                                                                    29,766             995,119
Anglo American plc - LSE Shares                                                                    23,688             804,169
Arriva plc                                                                                         69,299             855,414
Aviva plc                                                                                         125,145           1,088,442
BAE Systems plc                                                                                   126,943             931,644
Barclays plc                                                                                      132,834             806,936
Berkeley Group Holdings plc (UNIT) (a)                                                              9,857             134,565
BHP Billiton plc                                                                                   32,516             735,526
BP plc                                                                                            519,752           4,326,825
BP plc - SPADR                                                                                     76,600           3,843,022
Bradford & Bingley plc                                                                            101,619              36,133
British Land Co. plc - REIT                                                                       104,500           1,398,018
Bunzl plc                                                                                          23,278             272,391
Cable & Wireless plc                                                                              326,244             966,352
Capita Group plc                                                                                   86,799           1,078,822
Carnival plc                                                                                       17,861             535,317
Carphone Warehouse Group plc                                                                       28,073              86,560
Compass Group plc                                                                                  99,163             617,419
Daily Mail & General Trust NV, Class A                                                             11,420              66,078
Devro plc                                                                                          67,100              93,349
Diageo plc                                                                                         63,117           1,068,445
Enodis plc                                                                                        167,789             939,163
Enterprise Inns plc                                                                                47,487             152,690
Eurocastle Investment Ltd.                                                                         16,484              69,371
Galiform plc                                                                                      109,408              51,625
GKN plc                                                                                           286,700           1,008,312
GlaxoSmithKline plc                                                                               322,182           6,960,546
Hammerson plc - REIT                                                                               79,100           1,378,571
Hays plc                                                                                          122,372             175,975
HBOS plc                                                                                          504,742           1,146,179
HMV Group plc                                                                                      42,700              97,447
Homeserve plc                                                                                       5,269             137,834
ICAP plc                                                                                           77,707             502,263
Informa plc                                                                                        83,012             465,436
International Personal Finance                                                                     67,843             300,347
Intertek Group plc                                                                                 43,946             660,905
Invensys plc (a)                                                                                  127,577             470,788
ITV plc                                                                                           231,635             173,462
Ladbrokes plc                                                                                      39,754             134,350
Lloyds TSB Group plc                                                                              728,979           3,032,386
Michael Page International plc                                                                     58,888             245,222
Mondi plc                                                                                           6,089              30,597
Next plc                                                                                            5,421              99,409
Northgate plc                                                                                       8,970              32,798
Provident Financial plc                                                                            26,682             408,199
Reckitt Benckiser Group plc                                                                        22,521           1,090,427
Reed Elsevier plc                                                                                  59,278             587,619
Rexam plc                                                                                          60,792             426,505
Rio Tinto plc                                                                                      10,105             628,741
Rolls-Royce Group plc (a)                                                                         149,230             895,969
Royal Bank of Scotland Group plc                                                                  609,787           2,019,941
Royal Dutch Shell plc - ADR                                                                        68,400           4,036,284
RSA Insurance Group plc                                                                            64,860             174,904
Sage Group plc                                                                                    194,590             677,415
Smiths Group plc                                                                                   17,456             315,114
Sportingbet plc (a)                                                                               131,199              65,747
Stagecoach Group plc                                                                              118,181             539,041
Tesco plc                                                                                         153,444           1,067,119
Thomas Cook Group plc                                                                             151,637             599,075
Tui Travel plc                                                                                    138,113             530,362
Unilever plc                                                                                      157,177           4,266,729
Vedanta Resources plc                                                                             128,327           2,664,286
Vodafone Group plc                                                                                719,897           1,590,395
Wolseley plc                                                                                       20,234             154,098
WPP Group plc                                                                                      39,309             319,011
Xstrata plc                                                                                        65,602           2,030,676
                                                                                                                 ------------
                                                                                                                   64,289,593
                                                                                                                 ------------
Total Foreign Common Stocks
  (Cost $363,321,698)                                                                                             347,111,757
                                                                                                                 ------------
Total Common Stocks
  (Cost $744,659,426)                                                                                             708,489,171
                                                                                                                 ------------

                                                                  INTEREST         MATURITY      PRINCIPAL
                                                                    RATE             DATE          AMOUNT           VALUE
ASSET-BACKED SECURITIES -- 1.0%

Ace Securities Corp., Ser. 2005-HE7, Class A2D (FRN)               3.537%          11/25/35    $    400,000           337,852
American Express Credit Account Master Trust, Ser. 2006-B,
  Class A (FRN)                                                    2.528%          08/15/13       1,600,000         1,542,454
Ameriquest Mortgage Securities, Inc., Ser. 2005-R1,
  Class A3B (FRN)                                                  3.417%          03/25/35          44,485            44,385
Bank of America Credit Card Trust, Ser. 2006-A12,
  Class A12 (FRN)                                                  2.508%          03/15/14         200,000           189,797
Bank of America Credit Card Trust, Ser. 2006-A15,
  Class A15 (FRN)                                                  2.488%          04/15/14       1,400,000         1,325,781
Bank of America Credit Card Trust, Ser. 2007-A6,
  Class A6 (FRN)                                                   2.548%          09/15/16       2,000,000         1,808,835
Bear Stearns Asset Backed Securities Trust, Ser. 2005-HE10,
  Class A2 (FRN)                                                   3.497%          11/25/35         450,824           437,644
Bear Stearns Asset Backed Securities Trust, Ser. 2006-HE1,
  Class 1A2 (FRN)                                                  3.427%          12/25/35         887,126           794,410
Bear Stearns Asset Backed Securities Trust, Ser. 2006-HE7,
  Class 2A2 (FRN)                                                  3.367%          08/25/36         700,000           492,295
BNC Mortgage Loan Trust, Ser. 2006-1, Class M1 (FRN) (b)           3.467%          10/25/36         500,000            79,330
Carrington Mortgage Loan Trust, Ser. 2005-NC5, Class A2 (FRN)      3.527%          10/25/35         741,950           703,178
Chase Issuance Trust, Ser. 2006-A1, Class A (FRN)                  2.528%          04/15/13       1,600,000         1,540,163
Chase Issuance Trust, Ser. 2006-A8, Class A8 (FRN)                 2.548%          02/16/16       1,900,000         1,730,193
Citibank Credit Card Issuance Trust, Ser. 2005-A3,
  Class A3 (FRN)                                                   3.246%          04/24/14         800,000           753,051
Citigroup Mortgage Loan Trust, Inc., Ser. 2007-AMC2,
  Class A3A (FRN)                                                  3.287%          01/25/37         812,122           732,828
Countrywide Asset-Backed Certificates, Ser. 2004-1,
  Class 3A (FRN) (b)                                               3.487%          04/25/34         293,688           221,550
Credit-Based Asset Servicing and Securitization, Ser. 2005-CB2,
  Class M1 (FRN)                                                   3.647%          04/25/36          63,673            53,709
Downey Savings & Loan Association Mortgage Loan Trust, Ser.
  2004-AR3, Class B2 (FRN) (b)                                     4.130%          07/19/44         119,980            23,996
FBR Securitization Trust, Ser. 2005-2, Class AV31 (FRN)            3.477%          09/25/35         516,428           494,483
First Franklin Mortgage Loan Asset Backed Certificates, Ser.
  2003-FF5, Class M2 (FRN)                                         5.457%          03/25/34         125,078            64,240
First Franklin Mortgage Loan Asset Backed Certificates, Ser.
  2005-FF10, Class A4 (FRN)                                        3.527%          11/25/35         600,000           541,115
Home Equity Asset Trust, Ser. 2006-5, Class 2A3 (FRN) (b)          3.357%          10/25/36         150,000           101,776
Indymac Residential Asset Backed Trust, Ser. 2005-D,
  Class AII3 (FRN)                                                 3.457%          03/25/36       1,500,000         1,414,032
Indymac Residential Asset Backed Trust, Ser. 2007-B,
  Class 2A3 (FRN) (b)                                              3.407%          07/25/37         907,000           566,851
JP Morgan Mortgage Acquisition Corp., Ser. 2005-FLD1,
  Class A2 (FRN)                                                   3.467%          07/25/35          50,326            49,517
JP Morgan Mortgage Acquisition Corp., Ser. 2006-NC1,
  Class A5 (FRN) (b)                                               3.477%          04/25/36         400,000           251,259
Long Beach Mortgage Loan Trust, Ser. 2005-WL2, Class M1 (FRN)      3.677%          08/25/35         400,000           299,186
Long Beach Mortgage Loan Trust, Ser. 2006-2, Class 2A3 (FRN) (b)   3.397%          03/25/36       3,000,000         1,644,812
Long Beach Mortgage Loan Trust, Ser. 2006-4, Class 2A3 (FRN) (b)   3.367%          05/25/36       1,050,000           514,780
Master Asset Backed Securities Trust, Ser. 2004-HE1,
  Class A1 (FRN)                                                   3.607%          09/25/34         414,138           359,547
Morgan Stanley ABS Capital I, Ser. 2002-HE3, Class A2 (FRN)        4.287%          12/27/32         303,687           258,918
Morgan Stanley ABS Capital I, Ser. 2005-HE6, Class A2C (FRN)       3.527%          11/25/35         900,000           773,670
New Century Home Equity Loan Trust, Ser. 2003-2,
  Class M2 (FRN) (b)                                               6.207%          01/25/33         448,996           261,250
Nomura Home Equity Loan, Inc., Ser. 2005-FM1, Class 2A3 (FRN)      3.587%          05/25/35         471,291           468,696
Ownit Mortgage Loan Asset-Backed Certificates, Ser. 2006-1,
  Class AF1 (STEP)                                                 5.424%          12/25/36         223,049           220,917
Residential Asset Mortgage Products, Inc., Ser. 2006-RS2,
  Class A2 (FRN)                                                   3.407%          03/25/36         872,580           797,526
Residential Asset Securities Corp., Ser. 2004-KS9,
  Class AII4 (FRN) (b)                                             3.507%          10/25/34         179,680           106,593
Residential Asset Securities Corp., Ser. 2006-EMX8,
  Class 1A3 (FRN)                                                  3.377%          10/25/36         700,000           405,276
SACO I Trust, Ser. 2005-WM3, Class A1 (FRN) (b)                    3.467%          09/25/35          60,640            33,092
Securitized Asset Backed Receivables LLC Trust, Ser. 2005-HE1,
  Class A3C (FRN)                                                  3.537%          10/25/35         210,000           177,055
Soundview Home Equity Loan Trust, Ser. 2005-OPT4,
  Class 2A3 (FRN)                                                  3.467%          12/25/35         200,000           185,709
Washington Mutual Asset-Backed Certificates, Ser. 2006-HE2,
  Class A3 (FRN)                                                   3.357%          05/25/36         400,000           316,243
Washington Mutual, Inc., Ser. 2005-AR1, Class A3 (FRN)             3.567%          01/25/45         320,226           176,646
Wells Fargo Home Equity Trust, Ser. 2005-3, Class AI1A (FRN)       3.477%          11/25/35         660,328           636,723
                                                                                                                -------------
Total Asset-Backed Securities
  (Cost $28,456,382)                                                                                               23,931,363
                                                                                                                -------------

MORTGAGE-BACKED SECURITIES - PRIVATE ISSUERS -- 1.4%

American Home Mortgage Investment Trust, Ser. 2004-1,
  Class 4A (FRN) (b)                                               3.280%          04/25/44          94,197            77,894
American Home Mortgage Investment Trust, Ser. 2004-4,
  Class 4A (FRN) (b)                                               4.390%          02/25/45         402,730           269,703
American Home Mortgage Investment Trust, Ser. 2005-1,
  Class 6A (FRN) (b)                                               5.294%          06/25/45         489,835           271,938
American Home Mortgage Investment Trust, Ser. 2005-2,
  Class 5A2 (FRN) (b)                                              3.357%          09/25/35           6,868             6,868
Bank of America Commercial Mortgage, Inc., Ser. 2006-2,
  Class A1                                                         5.611%          05/10/45       3,243,020         3,191,613
Bank of America Funding Corp., Ser. 2004-B, Class 1A2 (VRN)        6.619%          12/20/34         200,003           155,583
Bear Stearns Commercial Mortgage Securities, Inc.,
  Ser. 2002-TOP6, Class A2                                         6.460%          10/15/36       2,000,000         1,994,597
Citigroup Mortgage Loan Trust, Inc., Ser. 2007-AR5,
  Class 1A2A (VRN)                                                 5.609%          04/25/37         606,649           403,421
GE Capital Commercial Mortgage Corp., Ser. 2000-1, Class A2        6.496%          01/15/33         118,950           119,440
GE Capital Commercial Mortgage Corp., Ser. 2001-3, Class A2        6.070%          06/10/38         500,000           494,804
GE Capital Commercial Mortgage Corp., Ser. 2002-1A, Class A3       6.269%          12/10/35         480,000           476,670
GMAC Commercial Mortgage Securities, Inc., Ser. 2000-C2,
  Class A2 (VRN)                                                   7.455%          08/16/33       2,766,341         2,811,086
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG3,
  Class A2                                                         4.305%          08/10/42       4,010,000         3,930,321
Harborview Mortgage Loan Trust, Ser. 2004-7, Class 2A2 (VRN)       5.349%          11/19/34         111,128            86,828
Harborview Mortgage Loan Trust, Ser. 2004-8, Class 2A3 (FRN) (b)   3.440%          11/19/34         158,257           122,342
Harborview Mortgage Loan Trust, Ser. 2005-9, Class 2A1A (FRN)      3.528%          06/20/35         126,433            81,630
Impac CMB Trust, Ser. 2004-9, Class M4 (FRN) (b)                   4.782%          01/25/35         101,289            41,366
JP Morgan Chase Commercial Mortgage Securities Corp.,
  Ser. 2004-CB8, Class A3                                          4.007%          01/12/39       5,000,000         4,664,023
JP Morgan Chase Commercial Mortgage Securities Corp.,
  Ser. 2005-LDP2, Class A4                                         4.738%          07/15/42       1,480,000         1,305,160
LB-UBS Commercial Mortgage Trust, Ser. 2000-C5, Class A2           6.510%          12/15/26       4,868,456         4,899,598
LB-UBS Commercial Mortgage Trust, Ser. 2003-C3, Class A4           4.166%          05/15/32         500,000           452,045
Lehman Mortgage Trust, Ser. 2006-4, Class 4A1  (b)                 6.000%          08/25/21         372,076           304,521
MLCC Mortgage Investors, Inc., Ser. 2004-D, Class A2 (FRN)         3.463%          08/25/29         177,538           150,659
Nomura Asset Securities Corp., Ser. 1998-D6, Class A3 (VRN)        7.423%          03/15/30       4,000,000         4,120,610
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2005-19XS,
  Class 1A1 (FRN) (b)                                              3.527%          10/25/35         529,996           329,422
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2007-7,
  Class 2AS2 (VRN)                                                 5.697%          08/25/15         521,569           352,829
Structured Asset Securities Corp., Ser. 2005-RF1,
  Class A (FRN) (b)                                                3.557%          03/25/35         468,970           420,859
Structured Asset Securities Corp., Ser. 2005-RF3,
  Class A1 (FRN) (b)                                               3.557%          06/25/35         944,391           878,572
Structured Asset Securities Corp., Ser. 2006-NC1,
  Class A4 (FRN) (b)                                               3.357%          05/25/36         200,000           120,071
Structured Asset Securities Corp., Ser. 2007-BC1,
  Class A4 (FRN) (b)                                               3.337%          02/25/37         750,000           448,804
Structured Asset Securities Corp., Ser. 2007-EQ1, Class A2 (FRN)   3.297%          03/25/37         648,856           587,020
Structured Asset Securities Corp., Ser. 2007-OSI,
  Class A4 (FRN) (b)                                               3.407%          06/25/37       1,000,000           537,418
                                                                                                                -------------
Total Mortgage-Backed Securities - Private Issuers
  (Cost $36,917,766)                                                                                               34,107,715
                                                                                                                -------------

MORTGAGE-BACKED SECURITIES - US GOVERNMENT AGENCY OBLIGATIONS -- 1.8%

FHLMC  Pool #781697(FRN)                                           3.799%          07/01/34         271,633           273,528
FHLMC, Ser. 2004-2882, Class HI  (g)                               5.000%          05/15/18          47,130             5,449
FHLMC, Ser. 2005-2934, Class HI  (g)                               5.000%          02/15/20         110,477            16,729
FHLMC, Ser. 2005-2934, Class KI  (g)                               5.000%          02/15/20          55,573             9,407
FHLMC, Ser. 2005-2967, Class JI  (g)                               5.000%          04/15/20          59,891             9,458
FHLMC Strip, Ser. 2004-227, Class IO  (g)                          5.000%          12/01/34         474,046           106,151
FHLMC Strip, Ser. 2005-232, Class IO  (g)                          5.000%          08/01/35         223,388            49,033
FHLMC Strip, Ser. 2005-233, Class 5  (g)                           4.500%          09/15/35          80,777            17,483
FHLMC Structured Pass Through Securities, Ser. 2003-T57,
  Class 1A3                                                        7.500%          07/25/43         494,593           517,347
FNMA, Ser. 2005-108, Class TA                                      5.500%          03/25/22         245,474           246,242
FNMA, Ser. 2005-86, Class WH                                       5.000%          11/25/25       2,063,170         2,072,752
FNMA, Ser. 2006-10, Class FD (FRN)                                 3.557%          03/25/36         164,370           160,083
FNMA, TBA                                                          5.500%          12/01/99         200,000           201,562
FNMA, TBA                                                          5.500%          12/01/99       2,100,000         2,112,470
FNMA, TBA                                                          5.500%          12/01/99       1,000,000           997,188
FNMA, TBA                                                          6.000%          12/01/99      31,000,000        31,339,078
FNMA, TBA                                                          6.500%          12/01/99       2,000,000         2,050,624
FNMA Pool #831360                                                  5.500%          03/01/21         511,108           515,984
FNMA Pool #865792                                                  5.500%          03/01/21         527,972           533,010
FNMA Pool #914758                                                  5.000%          04/01/22         867,395           862,204
FNMA Pool #938469                                                  5.000%          07/01/22         855,452           850,332
FNMA Strip, Ser. 2005-357, Class 2  (g)                            5.000%          02/01/35         207,798            45,771
FNMA Strip, Ser. 2005-360, Class 2  (g)                            5.000%          08/01/35       1,347,909           295,651
FNMA Strip, Ser. 2005-365, Class 4  (g)                            5.000%          04/01/36          78,349            15,735
FNMA Whole Loan, Ser. 2002-W8, Class A3                            7.500%          06/25/42         529,676           568,374
                                                                                                                -------------
Total Mortgage-Backed Securities - US Government Agency
  Obligations (Cost $44,138,778)                                                                                   43,871,645
                                                                                                                -------------

US TREASURY SECURITIES -- 13.9%
US Treasury Inflation-Indexed Note                                 1.625%          01/15/18     119,674,920       113,354,648
US Treasury Inflation-Indexed Note   (h) (i)                       1.375%          07/15/18     135,521,345       125,177,272
US Treasury Note   (i)                                             4.000%          08/15/18      94,211,000        95,550,586
                                                                                                                -------------
Total US Treasury Securities
  (Cost $351,991,239)                                                                                             334,082,506
                                                                                                                -------------

COMMINGLED INVESTMENT VEHICLES -- 23.0%
                                                                                                NUMBER OF
                                                                                                  SHARES             VALUE
EXCHANGE-TRADED FUNDS -- 3.6 %
iShares Dow Jones US Real Estate Index Fund                                                        87,100           5,395,845
iShares MSCI EAFE Index Fund                                                                      600,800          33,825,040
iShares MSCI Emerging Markets Index Fund                                                          684,000          23,618,520
Vanguard Total Stock Market                                                                       400,000          23,692,000
                                                                                                                 ------------
Total Exchange-Traded Funds
  (Cost $107,191,911)                                                                                              86,531,405
                                                                                                                 ------------

MUTUAL FUNDS -- 3.9%
PIMCO Commodity RealReturn Strategy Fund  (a)                                                   6,814,695        $ 93,088,734
                                                                                                                 ------------
Total Mutual Funds
  (Cost $101,743,641)                                                                                              93,088,734
                                                                                                                 ------------

PRIVATE INVESTMENT FUNDS (j) -- 15.5%
Canyon Value Realization Fund, LP  (a) (b) (c) (e)                                                                 38,605,988
Convexity Capital Offshore, LP  (a) (b) (c) (e)                                                                    70,300,769
Farallon Capital Institutional Partners, LP  (a) (b) (c) (e)                                                       38,044,946
Freeman Fair Value Fund I, LP  (a) (c) (e)                                                                         49,763,582
Joho Partners, LP  (a) (b) (c) (e)                                                                                 17,369,108
Lansdowne UK Equity Fund Ltd.  (a) (b) (c) (e)                                                    111,562          34,865,724
Lone Cascade, LP  (a) (b) (c) (e)                                                                                  12,595,009
Lone Picea, LP, Class F  (a) (b) (c) (e)                                                                            1,360,626
Lone Picea, LP, Class H  (a) (b) (c) (e)                                                                            2,236,438
Lone Redwood, LP  (a) (b) (c) (e)                                                                                   9,844,800
Maverick Fund USA Ltd.  (a) (b) (c) (e)                                                                            25,045,613
Nomad Investment Co. Ltd., Class A  (a) (b) (c) (e)                                                 5,894          14,578,952
Nomad Investment Co. Ltd., Class R  (a) (b) (c) (e)                                                 2,784           6,775,598
OZ Domestic Partners, LP  (a) (b) (c) (e)                                                                          15,328,069
Regiment Capital Ltd.  (a) (b) (c) (e)                                                             45,152           8,907,836
Tosca  (a) (b) (c) (e)                                                                            153,727          12,586,911
Tosca Asia  (a) (b) (c) (e)                                                                       231,455          16,296,175
                                                                                                                 ------------
Total Private Investment Funds
  (Cost $283,382,430)                                                                                             374,506,144
                                                                                                                 ------------
Total Commingled Investment Vehicles
  (Cost $492,317,982)                                                                                             554,126,283
                                                                                                                 ------------
PREFERRED STOCKS -- 0.1%
Anglo Platinum Ltd., 6.38% (South Africa)                                                           5,456             174,534
Cia Vale do Rio Doce, 1.46% (Brazil)                                                               65,436           1,124,815
Hyundai Motor Co. Ltd., 3.98% (South Korea)                                                        33,140             719,357
Malaysian Airline System Berhad, 30.0% (Malaysia)                                                  40,000               9,644
South Financial Group, Inc., 10.0% (United States) (b) (c)                                            769             841,179
South Financial Group, Inc., 49.0% (United States) (b) (c)                                            231             252,682
                                                                                                                 ------------
Total Preferred Stocks
  (Cost $3,068,364)                                                                                                 3,122,211
                                                                                                                 ------------
                                                                                               NUMBER OF
                                                                                               CONTRACTS/
                                                                                                NOTIONAL

PURCHASED OPTIONS -- 0.1%
US Treasury Note 10-Year Future Put, Strike 113, Expiring 11/21/08  (a)                               175             196,875
EUR Put vs. Currencies (GBP Strike 0.7992, CHF Strike 1.5216, JPY
  Strike 139.82), Expiring 09/16/10  (a) (b) (c)                                              $50,000,000             122,600
EUR Put vs. USD, Strike 1.3985, Expiring 03/10/09  (a) (b) (c)                                $30,000,000             932,220
iShares DJ US Real Estate Put, Strike 60, Expiring 01/17/09  (a) (c)                                2,700           1,419,303
                                                                                                                 ------------
Total Purchased Options
  (Cost $3,360,941)                                                                                                 2,670,998
                                                                                                                 ------------
                                                                                               NUMBER OF
                                                                                               CONTRACTS

WARRANTS -- 0.0%
Bank Pan Indonesia Tbk Warrants Expiring 07/10/09 (Indonesia) (a)                               1,823,341              81,209
Groupe Eurotunnel SA Registered Warrants Expiring 12/30/11 (France) (a)                         1,166,454             312,006
Matahari Putra Prima Tbk Warrants Expiring 07/12/10 (Indonesia) (a)                               530,600               1,238
Multi-Purpose Holdings Berhad Warrants Expiring 02/26/09 (Malaysia) (a)                            18,100               1,577
                                                                                                                 ------------
Total Warrants
  (Cost $465,709)                                                                                                     396,030
                                                                                                                 ------------
                                                                  INTEREST         MATURITY      PRINCIPAL
                                                                    RATE             DATE          AMOUNT           VALUE
SHORT-TERM INVESTMENTS -- 34.1%

REPURCHASE AGREEMENT -- 2.2%

State Street Bank & Trust Co. Repurchase Agreement
  issued on 9/30/08 (proceeds at maturity $52,192,832)
  (Collateralized by US Treasury Bills, due 12/18/08
  through 12/26/08 with a total principal value of
  $53,305,000 and a total market value of $53,254,715)
  (Cost $52,192,687)                                               0.100%          10/01/08   $  52,192,687        52,192,687
                                                                                                               --------------

US TREASURY SECURITIES -- 31.9%
US Treasury Bill  (k)                                                              11/06/08      60,000,000        59,962,200
US Treasury Bill  (k)                                                              11/13/08       5,000,000         4,995,360
US Treasury Bill  (k)                                                              11/20/08     100,000,000        99,980,800
US Treasury Bill  (h) (k)                                                          11/28/08      95,000,000        94,882,105
US Treasury Bill  (k)                                                              12/04/08      50,000,000        49,936,450
US Treasury Bill  (k)                                                              01/08/09      60,000,000        59,832,840
US Treasury Bill  (k)                                                              02/26/09      60,000,000        59,701,560
US Treasury Bill  (k)                                                              03/05/09     220,000,000       218,797,040
US Treasury Bill  (k)                                                              03/12/09      20,000,000        19,881,640
US Treasury Bill  (k)                                                              03/26/09     100,000,000        99,331,700
                                                                                                               --------------
Total US Treasury Securities
  (Cost $765,889,159)                                                                                             767,301,695
                                                                                                               --------------
Total Short-Term Investments
  (Cost $818,081,846)                                                                                             819,494,382
                                                                                                               --------------
Total Investments -- 104.9%
  (Cost $2,523,458,433)                                                                                         2,524,292,304

Liabilities in Excess of Other Assets -- (4.9)%                                                                  (117,244,569)
                                                                                                               --------------
Net Assets -- 100.0%                                                                                           $2,407,047,735
                                                                                                               ==============
                                                                                                NUMBER OF
                                                                                                  SHARES            VALUE
SECURITIES SOLD SHORT -- (0.7)%

COMMON STOCKS -- (0.7)%

COMMERCIAL SERVICES & SUPPLIES -- 0.0%
Regus Group plc                                                                                  (422,500)           (483,469)
                                                                                                                 ------------

CONSTRUCTION MATERIALS -- (0.1)%
Lafarge SA (France)                                                                               (11,100)         (1,171,281)
                                                                                                                 ------------

HOTELS, RESTAURANTS & LEISURE -- 0.0%
Lodgian, Inc. (a)                                                                                 (29,800)           (232,440)
Morgans Hotel Group Co. (a)                                                                       (52,500)           (572,775)
                                                                                                                 ------------
Total Hotels, Restaurants & Leisure                                                                                  (805,215)
                                                                                                                 ------------

REAL ESTATE INVESTMENT TRUSTS (REITS) -- (0.6)%
Alexandria Real Estate Equities, Inc.                                                              (2,400)           (270,000)
AMB Property Corp.                                                                                (21,100)           (955,830)
American Campus Communities, Inc.                                                                 (15,800)           (535,304)
Ashford Hospitality Trust, Inc.                                                                  (159,400)           (645,570)
Associated Estates Realty Corp.                                                                   (76,100)           (991,583)
BioMed Realty Trust, Inc.                                                                         (25,400)           (671,830)
Brandywine Realty Trust                                                                           (15,500)           (248,465)
CBL & Associates Properties, Inc.                                                                 (33,600)           (674,688)
Cedar Shopping Centers, Inc.                                                                      (44,800)           (592,256)
Developers Diversified Realty Corp.                                                               (10,000)           (316,900)
Duke Realty Corp.                                                                                 (32,400)           (796,392)
Education Realty Trust, Inc.                                                                      (31,100)           (344,588)
Equity One, Inc.                                                                                  (36,100)           (739,689)
Glimcher Realty Trust                                                                             (88,100)           (919,764)
H&R Real Estate Investment Trust (Canada)                                                         (94,700)         (1,332,963)
Hersha Hospitality Trust , Class A                                                                (12,400)            (92,256)
Pennsylvania Real Estate Investment Trust                                                          (4,300)            (81,055)
RAIT Financial Trust                                                                              (74,200)           (407,358)
Ramco-Gershenson Properties Trust                                                                 (26,400)           (591,888)
Regency Centers Corp.                                                                             (11,900)           (793,611)
Strategic Hotels & Resorts, Inc.                                                                  (62,000)           (468,100)
U-Store-It Trust                                                                                  (62,100)           (761,967)
                                                                                                                 ------------
Total Real Estate Investment Trusts (REITs)                                                                       (13,232,057)
                                                                                                                 ------------

REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%
Forest City Enterprises, Inc., Class A                                                            (30,400)           (932,368)
                                                                                                                 ------------
Total Common Stocks
  (Proceeds $(17,068,723))                                                                                        (16,624,390)
                                                                                                                 ------------
Total Securities Sold Short
  (Proceeds $(17,068,723))                                                                                       $(16,624,390)
                                                                                                                 ============
  ADR American Depositary Reciept
  CVA Certificaaten van aandelen (share certificates)
 EAFE Europe, Australasia, and Far East
FHLMC Freddie Mac
 FNMA Fannie Mae
  FRN Floating Rate Note.  Rate disclosed represents rate as of September 30, 2008.
  GDR Global  Depositary Reciept
  JSE Johannesburg Stock Exchange
  LSE London Stock Exchange
 MSCI Morgan Stanley Capital International
 NVDR Non-Voting Depositary Receipt
 NYSE New York Stock Exchange
 REIT Real Estate Investment Trust
SPADR Sponsored ADR
 STEP A bond that pays an initial coupon rate for the first period, and a higher coupon rate for the following periods.
  TSE Toronto Stock Exchange
 UNIT A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
  VRN Variable Rate Note.  Rate disclosed represents rate as of September 30, 2008.
 VVPR Verminderde Voorheffing Precompte Reduit (France dividend coupon)
 XLON London International Exchange
 XPLU Plus Market Group

    * Approximately 36.0% of the fund's total investments are maintained to cover "senior securities transactions" which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.
  (a) Non income-producing security.
  (b) Illiquid security.
  (c) Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $378,428,024, which represents 15.72% of the fund's net assets.
  (d) A tracking stock is a common stock issued by a parent company that tracks the performance of a particular division without having claim on the assets of the division or the parent company. Also known as a "designer stock".
  (e) Restricted Securities. The following restricted securities were held by the fund as of September 30, 2008, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid, with the exception of Freeman Fair Value Fund I, LP and Canyon Value Realization Fund, LP.
      TIP's board of directors has deemed 10% of Canyon Value Realization Fund, LP to be illiquid. The valuation committee has determined the partnership interest in Freeman Fair Value Fund I, LP to be liquid based on the ability to redeem the private investment fund interest upon seven days notice and payment of a 0.25% redemption fee. The TIP board of directors duly ratified the liquidity determination and agreed to fair value the private investment fund at 99.75% of its stated market value to take into account this potential redemption fee. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

                                                                   DATE OF
INVESTMENT                                                       ACQUISITION                 COST                 VALUE
Bell Aliant Regional Communications Income Fund                    07/11/06              $     46,436         $     36,599
Canyon Value Realization Fund, LP                             12/31/97-04/03/06            23,797,935           38,605,988
Convexity Capital Offshore, LP                                     02/16/06                42,000,000           70,300,769
Farallon Capital Institutional Partners, LP                   04/01/95-11/01/05            17,746,139           38,044,946
Freeman Fair Value Fund I, LP                                 10/01/04-07/01/05            50,000,000           49,763,582
Jazz Air Income Fund                                          03/12/07-05/22/07                66,081               43,697
Joho Partners, LP                                                  01/03/07                15,000,000           17,369,108
Lansdowne UK Equity Fund Ltd.                                 06/01/06-09/01/07            26,000,000           34,865,724
Lone Cascade, LP                                              01/03/06-01/02/08            13,788,000           12,595,009
Lone Picea, LP, Class F                                            01/03/05                 1,617,000            1,360,626
Lone Picea, LP, Class H                                       01/02/03-01/02/04             2,279,000            2,236,438
Lone Redwood, LP                                                   12/29/98                 3,154,356            9,844,800
Maverick Fund USA Ltd.                                        01/03/06-10/01/07            20,000,000           25,045,613
Nomad Investment Co. Ltd., Class A                                 10/02/06                14,000,000           14,578,952
Nomad Investment Co. Ltd., Class R                                 02/01/08                 8,000,000            6,775,598
OZ Domestic Partners, LP                                      12/31/01-09/30/03             9,000,000           15,328,069
Regiment Capital Ltd.                                              06/30/03                 6,000,000            8,907,836
Tosca                                                         12/30/03-07/30/04            11,000,000           12,586,911
Tosca Asia                                                         03/01/07                20,000,000           16,296,175
                                                                                                              ------------
Total                                                                                                         $374,586,440
                                                                                                              ============
  (f) Security is issued by an affiliate of Brookfield Redding, LLC, which makes the issuer of the security an indirect affiliate of the fund.
  (g) Interest Only security.
  (h) Security or a portion thereof is held as initial margin for financial futures and forward contracts.
  (i) Security or a portion thereof is held as collateral by the counterparty for reverse repurchase agreements. See
      Note 5 to the Notes to Schedules of Investments.
  (j) Portfolio holdings information of the Private Investment Funds is not available as of September 30, 2008. These positions are therefore grouped into their own industry classification.
  (k) Treasury bills and discount notes do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
  (l) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified institutional investors.

FINANCIAL FUTURES CONTRACTS

                                                                       INITIAL
                                                                       NOTIONAL          NOTIONAL           UNREALIZED
     NUMBER OF                                                           VALUE/          VALUE AT          APPRECIATION/
     CONTRACTS  TYPE                                                  (PROCEEDS)    SEPTEMBER 30, 2008    (DEPRECIATION)
                Long Financial Futures Contracts
     129        December 2008 2-Year US Treasury Note                $ 27,378,136      $ 27,533,438        $   155,302
     199        December 2008 Australian Dollar                        15,737,578        15,693,140            (44,438)
     100        December 2008 British Pound                            10,877,236        11,150,000            272,764
      76        December 2008 CAC40 Index                               4,522,258         4,333,744           (188,514)
     594        December 2008 Canadian Dollar                          56,180,398        55,996,380           (184,018)
      61        December 2008 DAX Index                                12,902,591        12,640,921           (261,670)
     635        December 2008 Euro FX GLBX                            110,652,417       112,188,625          1,536,208
     433        December 2008 FTSE 100 Index                           38,780,945        38,282,614           (498,331)
     846        December 2008 Japanese Yen                             99,691,110       100,441,350            750,240
      37        December 2008 MIB Index                                 6,801,344         6,689,741           (111,603)
     711        December 2008 S&P 500 Index                           207,279,308       207,789,750            510,442
     219        December 2008 Swiss Franc                              24,049,610        24,536,212            486,603
     601        December 2008 Topix Index                              66,991,443        61,368,624         (5,622,819)
                                                                                                           -----------
                                                                                                            (3,199,834)
                                                                                                           -----------
                Short Financial Futures Contracts
      41        December 2008 US Treasury Bond                         (4,827,927)       (4,804,047)            23,880
      31        December 2008 5-Year US Treasury Note                  (3,470,439)       (3,479,266)            (8,827)
      90        December 2008 10-Year US Treasury Note                (10,402,212)      (10,316,250)            85,963
      56        December 2008 10-Year Interest Rate Swap               (6,377,241)       (6,263,250)           113,991
       6        March 2009 90-Day Eurodollar                           (1,441,135)       (1,455,525)           (14,390)
       7        June 2009 90-Day Eurodollar                            (1,682,607)       (1,696,800)           (14,193)
      53        September 2009 90-Day Eurodollar                      (12,807,132)      (12,835,937)           (28,806)
      23        December 2009 90-Day Eurodollar                        (5,482,506)       (5,552,200)           (69,694)
      23        March 2010 90-Day Eurodollar                           (5,474,442)       (5,543,000)           (68,558)
      23        June 2010 90-Day Eurodollar                            (5,472,693)       (5,528,913)           (56,220)
       6        September 2010 90-Day Eurodollar                       (1,426,560)       (1,438,575)           (12,015)
       6        December 2010 90-Day Eurodollar                        (1,425,585)       (1,434,900)            (9,315)
       6        March 2011 90-Day Eurodollar                           (1,424,910)       (1,433,550)            (8,640)
       6        June 2011 90-Day Eurodollar                            (1,424,010)       (1,432,275)            (8,265)
       6        September 2011 90-Day Eurodollar                       (1,423,110)       (1,431,450)            (8,340)
       6        December 2011 90-Day Eurodollar                        (1,422,135)       (1,430,550)            (8,415)
       6        March 2012 90-Day Eurodollar                           (1,421,385)       (1,430,850)            (9,465)
       6        June 2012 90-Day Eurodollar                            (1,420,560)       (1,430,025)            (9,465)
       6        September 2012 90-Day Eurodollar                       (1,419,885)       (1,429,500)            (9,615)
                                                                                                           -----------
                                                                                                              (120,389)
                                                                                                           -----------
                                                                                                           $(3,320,223)
                                                                                                           ===========
FORWARD CURRENCY CONTRACTS
                                                                                                            UNREALIZED
                                                                      IN EXCHANGE                          APPRECIATION/
  DESCRIPTION                                                             FOR                             (DEPRECIATION)
Buy Contracts
 (pound) 2,467,500    British Pound settling on 10/31/08              $ 4,357,975                          $    38,641
                                                                                                           -----------
Sell Contracts
 (pound) 2,467,500    British Pound settling on 10/31/08              $ 4,877,877                              481,261
 (euro) 13,199,500    Euro Dollar settling on 10/31/08                $20,391,613                            1,755,778
                                                                                                           -----------
                                                                                                             2,237,039
                                                                                                           -----------
                                                                                                           $ 2,275,680
                                                                                                           ===========


Swap Contracts

                                                                                                           NET
                                                                                                       UNREALIZED
                                                                                                      APPRECIATION/
EXPIRATION DATE      COUNTERPARTY             PAY               RECEIVE         NOTIONAL AMOUNT      (DEPRECIATION)
CREDIT DEFAULT SWAP CONTRACTS
Protection Purchased
                                                               Par, upon
                                                              delivery of
                                                               defaulted
                                                                Russian
                                                              Federation
  06/20/2013          Barclays          0.9% per annum           Bond              $  1,000,000         $    65,347

                                                               Par, upon
                                                              delivery of
                                                               defaulted
                       Goldman            0.165% per          Republic of
  12/20/2013            Sachs                annum           Austria Bond            25,000,000              45,363
                                                                                                        -----------
                                                                                                            110,710
                                                                                                        ===========

TOTAL RETURN SWAP CONTRACTS
Long Total Return Swap Contracts
                                         3 Month LIBOR
                       Goldman         plus a specified         MSCI AC
  08/06/2009            Sachs               spread            World Daily            38,874,494          (3,266,408)
                                                                                                        -----------
Short Total Return Swap Contracts
                                                             1 Month LIBOR
                       Merrill                             plus a specified
  10/06/2008            Lynch   (b)        Gafisa SA            spread                 (521,745)             18,540

                                                             1 Month LIBOR
                       Merrill                             plus a specified
  10/15/2008            Lynch   (b)      PDG Realty SA          spread                  (41,086)              9,980

                                                             1 Month LIBOR
                       Merrill                             plus a specified
  10/15/2008            Lynch   (b)      PDG Realty SA          spread                  (14,072)              2,763

                                         Dow Jones US        1 Month LIBOR
                       Goldman            Real Estate      plus a specified
  06/10/2009            Sachs                Index              spread               (9,385,350)            (67,908)

                                         MSCI Daily TR       1 Month LIBOR
                       Goldman            World Gross      plus a specified
  06/12/2009            Sachs               Energy              spread              (20,238,651)          1,098,369

                                                             1 Month LIBOR
                       Merrill         Aldar Properties    plus a specified
  08/27/2009            Lynch   (b)          PJSC               spread                 (307,066)             47,992

                                                             1 Month LIBOR
                       Merrill         Emaar Properties    plus a specified
  08/27/2009            Lynch   (b)          PJSC               spread                  (31,854)              4,440

                                                             1 Month LIBOR
                       Merrill           Sorough Real      plus a specified
  08/27/2009            Lynch   (b)       Estate Co.            spread                 (335,779)             13,528

                                                             1 Month LIBOR
                       Merrill         Aldar Properties    plus a specified
  08/28/2009            Lynch   (b)          PJSC               spread                 (102,355)             15,997

                                                             1 Month LIBOR
                       Merrill         Emaar Properties    plus a specified
  08/28/2009            Lynch   (b)          PJSC               spread                 (443,501)             61,812

                                                             1  Month LIBOR
                       Merrill           Sorough Real      plus a specified
  08/28/2009            Lynch   (b)       Estate Co.            spread                  (94,836)              3,821

                                                             1 Month LIBOR
                       Merrill         Aldar Properties    plus a specified
  09/04/2009            Lynch   (b)          PJSC               spread                 (278,899)             39,499

                                                             1 Month LIBOR
                       Merrill         Emaar Properties    plus a specified
  09/04/2009            Lynch   (b)          PJSC               spread                 (753,211)             97,553

                                                             1 Month LIBOR
                       Merrill           Sorough Real      plus a specified
  09/04/2009            Lynch   (b)       Estate Co.            spread                 (250,487)              7,044

                                                             1 Month LIBOR
                       Merrill           Sorough Real      plus a specified
  09/08/2009            Lynch   (b)       Estate Co.            spread                 (245,363)              8,770

                                                             1 Month LIBOR
                       Merrill         Aldar Properties    plus a specified
  09/08/2009            Lynch   (b)          PJSC               spread                 (256,520)             39,469

                                                             1 Month LIBOR
                       Merrill         Emaar Properties    plus a specified
  09/08/2009            Lynch   (b)          PJSC               spread                 (261,872)             35,935

                                                             1 Month LIBOR
                       Merrill                             plus a specified
  09/09/2009            Lynch   (b)    Union Properties         spread                  (43,837)              9,574

                                                             1 Month LIBOR
                       Merrill               Dubai         plus a specified
  09/10/2009            Lynch   (b)       Investments           spread                 (346,217)             16,542

                                                             1 Month LIBOR
                       Merrill         Aldar Properties    plus a specified
  09/14/2009            Lynch   (b)          PJSC               spread                  (86,569)              4,904

                                                             1 Month LIBOR
                       Merrill               Dubai         plus a specified
  09/14/2009            Lynch   (b)       Investments           spread                 (144,431)              2,573

                                                             1 Month LIBOR
                       Merrill         Emaar Properties    plus a specified
  09/14/2009            Lynch   (b)          PJSC               spread                 (473,663)              3,143

                                                             1 Month LIBOR
                       Merrill           Sorough Real      plus a specified
  09/14/2009            Lynch   (b)       Estate Co.            spread                  (61,061)             (5,146)

                                       Guangzhou R&F         1 Month LIBOR
                       Merrill           Properties        plus a specified
  09/21/2009            Lynch   (b)       Co, Ltd.              spread               (2,948,610)            180,803

                                                             1 Month LIBOR
                       Merrill                             plus a specified
  09/29/2009            Lynch   (b)      DP World Ltd.          spread                 (628,748)            (26,598)

                                                             1 Month LIBOR
                       Merrill               Dubai         plus a specified
  09/29/2009          Lynch (b)           Investments           spread                 (128,841)             (7,718)
                                                                                                        -----------
                                                                                                          1,615,681
                                                                                                        -----------

                                                                                                        $(1,650,727)
                                                                                                        ===========

See accompanying Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------------
TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*                                      SEPTEMBER 30, 2008

                                                                                                NUMBER OF
                                                                                                  SHARES            VALUE
INVESTMENTS -- 100.1% OF NET ASSETS

COMMON STOCKS -- 75.2%

AUSTRALIA -- 3.9%
Alumina Ltd.                                                                                      116,676        $    293,257
Amcor Ltd.                                                                                        195,969             862,107
Australia and New Zealand Banking Group Ltd.                                                       33,968             525,229
Caltex Australia Ltd.                                                                              24,862             247,095
Foster's Group Ltd.                                                                               355,560           1,553,711
National Australia Bank Ltd.                                                                       83,131           1,689,531
Santos Ltd.                                                                                        57,695             896,330
Telstra Corp. Ltd.                                                                                629,869           2,112,537
Wesfarmers Ltd.                                                                                    36,715             836,311
                                                                                                                 ------------
                                                                                                                    9,016,108
                                                                                                                 ------------

AUSTRIA -- 0.0%
BWIN Interactive Entertainment AG (a)                                                               1,042              27,639
Oesterreichische Post AG                                                                            2,390              81,017
                                                                                                                 ------------
                                                                                                                      108,656
                                                                                                                 ------------

BELGIUM -- 0.2%
Fortis - XLON Shares                                                                               84,190             541,716
Fortis - XPLU Shares                                                                                2,860              17,977
Fortis, Strip VVPR (a) (b)                                                                         39,122                 551
                                                                                                                 ------------
                                                                                                                      560,244
                                                                                                                 ------------

BERMUDA -- 0.2%
Cosco Pacific Ltd.                                                                                370,000             423,904
                                                                                                                 ------------

BRAZIL -- 0.2%
Companhia de Concessoes Rodoviarias                                                                13,600             178,674
Redecard SA                                                                                        21,300             278,493
                                                                                                                 ------------
                                                                                                                      457,167
                                                                                                                 ------------

CANADA -- 1.7%
AbitibiBowater, Inc. (a)                                                                           12,095              47,391
Ace Aviation Holdings, Inc., Class A (a)                                                            8,200              60,561
BCE, Inc.                                                                                           6,193             213,562
Bell Aliant Regional Communications Income Fund (b) (c) (d)                                           565              13,272
Bombardier, Inc., Class B                                                                         245,900           1,335,497
Catalyst Paper Corp. (a)                                                                           91,463              59,300
Fraser Papers, Inc. (a)                                                                            16,670              23,652
Groupe Aeroplan, Inc.                                                                               7,293              90,387
Imperial Oil Ltd.                                                                                  17,616             754,463
Jazz Air Income Fund (b) (c) (d)                                                                    3,206              15,785
Onex Corp.                                                                                          3,900             100,665
Rogers Communications, Inc., Class B                                                               38,000           1,232,568
                                                                                                                 ------------
                                                                                                                    3,947,103
                                                                                                                 ------------

CHINA -- 0.5%
Asustek Computer, Inc. - GDR Registered                                                            47,714             461,868
China Construction Bank Corp., Class H                                                            761,000             505,110
Tsingtao Brewery Co. Ltd.                                                                          97,000             174,748
                                                                                                                 ------------
                                                                                                                    1,141,726
                                                                                                                 ------------

DENMARK -- 0.9%
Carlsberg A/S, Class B                                                                              1,140              87,153
Coloplast A/S, Class B                                                                              5,281             390,962
GN Store Nord A/S (GN Great Nordic) (a)                                                            71,989             315,977
Vestas Wind Systems A/S (a)                                                                        11,166             972,045
William Demant Holding (a)                                                                          8,250             373,309
                                                                                                                 ------------
                                                                                                                    2,139,446
                                                                                                                 ------------

FINLAND -- 1.0%
Metso Oyj                                                                                          20,112             494,697
Sampo Oyj, Class A                                                                                 34,082             778,322
Tietoenator Oyj                                                                                    10,608             157,240
UPM-Kymmene Oyj                                                                                    52,881             831,694
Wartsila Oyj Corp.                                                                                  1,508              64,082
                                                                                                                 ------------
                                                                                                                    2,326,035
                                                                                                                 ------------

FRANCE -- 6.3%
Atos Origin SA                                                                                      4,421             193,886
AXA SA                                                                                             19,369             634,973
BNP Paribas                                                                                         8,333             801,079
Carrefour SA                                                                                       45,469           2,145,982
Compagnie de Saint-Gobain                                                                          24,700           1,290,954
France Telecom SA                                                                                  59,467           1,665,312
GDF Suez, Strip VVPR (a) (b)                                                                        6,615                  93
Lagardere S.C.A.                                                                                    1,331              60,150
Legrand SA                                                                                         16,588             376,565
Neopost SA                                                                                          5,561             523,546
Renault SA                                                                                         20,277           1,310,252
SA des Ciments Vicat                                                                                1,154              55,920
Sanofi-Aventis                                                                                      7,460             490,356
SCOR SE                                                                                            16,426             322,767
Societe Generale, Class A                                                                          17,917           1,626,409
Thales SA                                                                                          12,138             615,942
Total SA                                                                                           36,815           2,221,082
                                                                                                                 ------------
                                                                                                                   14,335,268
                                                                                                                 ------------

GERMANY -- 3.3%
BASF SE                                                                                            15,380             737,098
Bayerische Motoren Werke AG                                                                         8,044             313,750
Daimler AG Registered                                                                              10,397             525,464
Deutsche Post AG                                                                                   11,109             234,329
Deutsche Telekom AG                                                                                90,527           1,389,230
E.ON AG                                                                                            15,924             806,443
Fresenius Medical Care AG & Co.                                                                    10,538             542,569
Fresenius Medical Care AG & Co. - ADR                                                              10,880             565,107
RWE AG                                                                                             24,679           2,372,891
                                                                                                                 ------------
                                                                                                                    7,486,881
                                                                                                                 ------------

HONG KONG -- 2.1%
Asia Satellite Telecommunications Holdings Ltd.                                                    15,000              21,011
China Mobile Ltd.                                                                                  69,000             690,859
First Pacific Co.                                                                                 598,000             312,455
Genting International plc (a)                                                                      65,020              20,829
Henderson Land Development Co.                                                                     63,000             280,991
Hong Kong & Shanghai Hotels Ltd. (The)                                                            208,244             202,746
Hong Kong Aircraft Engineering Co. Ltd.                                                            16,200             186,392
Hong Kong Electric Holdings Ltd.                                                                  170,000           1,070,024
i-CABLE Communications Ltd.                                                                       416,000              49,428
New World Development Ltd.                                                                        476,921             532,083
Next Media Ltd.                                                                                   400,000              98,337
Silver Grant International Ltd.                                                                   140,000              14,046
SmarTone Telecommunications Holdings Ltd.                                                         179,478             131,292
Television Broadcasts Ltd.                                                                         69,000             291,933
Wharf (Holdings) Ltd. (The)                                                                       281,392             803,873
Wheelock & Co. Ltd.                                                                               104,000             188,956
                                                                                                                 ------------
                                                                                                                    4,895,255
                                                                                                                 ------------

INDONESIA -- 0.4%
Bank Pan Indonesia Tbk PT (a)                                                                   4,282,903             341,416
Bank Permata Tbk PT (a) (b)                                                                         5,572                 495
Citra Marga Nusaphala Persada Tbk PT (a)                                                          156,500              21,548
Gudang Garam Tbk PT                                                                                85,500              53,166
Indofood Sukses Makmur Tbk PT                                                                     707,500             146,573
Matahari Putra Prima Tbk PT                                                                     1,532,600              95,589
Mulia Industrindo Tbk PT (a)                                                                      221,500               6,159
Semen Gresik (Persero) Tbk PT                                                                     817,500             293,905
                                                                                                                 ------------
                                                                                                                      958,851
                                                                                                                 ------------

IRELAND -- 0.2%
DCC plc                                                                                             3,585              70,107
Fyffes plc                                                                                        160,271              72,206
Independent News & Media plc                                                                      154,059             257,158
Paddy Power plc                                                                                     3,435              60,557
Total Produce plc                                                                                  79,313              44,610
                                                                                                                 ------------
                                                                                                                      504,638
                                                                                                                 ------------

ITALY -- 2.6%
Banco Popolare Societa Cooperativa                                                                 15,525             241,913
Fiat SpA                                                                                           47,121             628,306
Finmeccanica SpA                                                                                    3,577              76,932
Intesa Sanpaolo                                                                                   398,479           2,175,198
Luxottica Group SpA - SPADR                                                                        25,600             588,544
Natuzzi SpA - SPADR (a)                                                                             6,600              21,318
Saipem SpA                                                                                         31,105             922,466
Seat Pagine Gaille SpA (a)                                                                      1,721,588             167,806
UniCredit SpA                                                                                     283,147           1,046,106
                                                                                                                 ------------
                                                                                                                    5,868,589
                                                                                                                 ------------

JAPAN -- 17.1%
Ajinomoto Co., Inc.                                                                                51,000             483,973
Alfresa Holdings Corp.                                                                              5,300             257,448
Astellas Pharma, Inc.                                                                              39,100           1,642,854
Bank of Yokohama Ltd. (The)                                                                        54,000             261,961
Canon, Inc.                                                                                        55,250           2,065,636
Dai Nippon Printing Co. Ltd.                                                                       28,000             379,049
Dai-Dan Co. Ltd.                                                                                   21,000             112,470
Denso Corp.                                                                                        16,600             407,694
East Japan Railway Co.                                                                                105             782,726
Fukuoka Financial Group, Inc.                                                                      85,000             314,565
Hitachi Chemical Co. Ltd.                                                                          25,900             344,007
Isetan Mitsukoshi Holdings Ltd. (a)                                                                35,600             418,828
JS Group Corp.                                                                                     31,700             400,307
Kao Corp.                                                                                         122,000           3,268,321
Kawasaki Heavy Industries Ltd.                                                                    143,000             303,425
KDDI Corp.                                                                                            322           1,803,532
Kinden Corp.                                                                                       18,000             170,473
Kyowa Hakko Kogyo Co. Ltd.                                                                         42,000             443,158
Marui Group Co. Ltd.                                                                               29,200             219,438
Matsushita Electric Works Ltd.                                                                     59,772             532,696
Millea Holdings, Inc.                                                                              46,600           1,691,039
Mitsubishi Corp.                                                                                   17,600             366,252
Mitsubishi Tanabe Pharma Corp.                                                                     37,000             510,644
Mitsubishi UFJ Financial Group, Inc.                                                              119,200           1,033,301
Mizuho Financial Group, Inc.                                                                           85             372,925
Namco Bandai Holdings, Inc.                                                                        31,700             344,284
NEC Corp.                                                                                         100,000             424,050
Nippon Meat Packers, Inc.                                                                          18,000             273,436
Nippon Oil Corp.                                                                                   53,000             267,948
Nippon Suisan Kaisha Ltd.                                                                          56,000             206,939
Nippon Telegraph & Telephone Corp.                                                                    236           1,051,183
Nitto Denko Corp.                                                                                  24,600             624,702
NSK Ltd.                                                                                            4,000              23,175
NTT Data Corp.                                                                                         57             222,969
NTT DoCoMo, Inc.                                                                                      385             620,852
Obayashi Corp.                                                                                     36,000             183,705
OMRON Corp.                                                                                        15,300             235,029
Onward Holdings Co. Ltd.                                                                           28,000             291,165
Secom Co. Ltd.                                                                                     14,500             606,216
Sekisui House Ltd.                                                                                 98,000             899,812
Seven & I Holdings Co. Ltd.                                                                        69,260           1,993,466
Shimizu Corp.                                                                                      41,000             196,318
Shiseido Co. Ltd.                                                                                  11,000             246,381
Sompo Japan Insurance, Inc.                                                                        32,000             268,990
Sony Corp.                                                                                         10,000             309,258
Sumitomo Electric Industries Ltd.                                                                  28,700             312,101
Sumitomo Forestry Co. Ltd.                                                                         34,600             202,164
Sumitomo Mitsui Financial Group, Inc.                                                                 101             632,752
Taiyo Nippon Sanso Corp.                                                                           45,000             356,659
Takeda Pharmaceutical Co. Ltd.                                                                     64,500           3,248,412
Tokyo Electric Power Co., Inc. (The)                                                               19,600             483,034
Tokyo Electron Ltd.                                                                                 6,100             271,752
Tokyo Gas Co. Ltd.                                                                                232,000             959,354
Tokyo Ohka Kogyo Co. Ltd.                                                                           6,900             109,107
Toyo Seikan Kaisha Ltd.                                                                            22,600             346,790
Toyota Motor Corp.                                                                                 48,000           2,037,943
West Japan Railway Co.                                                                                379           1,617,779
Yamato Holdings Co. Ltd.                                                                           56,000             626,556
YASKAWA Electric Corp.                                                                              4,000              22,697
                                                                                                                 ------------
                                                                                                                   39,103,700
                                                                                                                 ------------

LUXEMBOURG -- 0.4%
ArcelorMittal                                                                                      19,123             957,274
                                                                                                                 ------------

MALAYSIA -- 0.7%
AMMB Holdings Berhad                                                                              207,787             179,761
British American Tobacco Malaysia Berhad                                                           13,900             167,768
Bumiputra-Commerce Holdings Berhad                                                                182,799             410,499
Carlsberg Brewery Malaysia Berhad                                                                  25,000              28,129
Malaysian Airline System Berhad                                                                    64,600              65,015
Multi-Purpose Holdings Berhad                                                                     113,000              42,287
Resorts World Berhad                                                                              553,800             411,827
Sime Darby Berhad                                                                                 120,352             232,091
                                                                                                                 ------------
                                                                                                                    1,537,377
                                                                                                                 ------------

MEXICO -- 0.3%
America Movil SA de CV, Series L - ADR                                                              1,800              83,448
Grupo Televisa SA - SPADR                                                                          23,500             513,945
Telefonos de Mexico SAB de CV, Series L - SPADR                                                     1,300              33,475
Telmex Internacional SAB de CV, Series L - ADR                                                      1,600              20,800
                                                                                                                 ------------
                                                                                                                      651,668
                                                                                                                 ------------

NETHERLANDS -- 3.7%
Heineken NV                                                                                        15,063             607,003
ING Groep NV - CVA                                                                                 56,231           1,223,203
Koninklijke (Royal) KPN NV                                                                         42,775             616,534
Koninklijke (Royal) Philips Electronics NV                                                         15,402             421,724
Koninklijke Boskalis Westminster NV - CVA                                                          15,302             724,239
Reed Elsevier NV                                                                                   85,654           1,276,842
Royal Dutch Shell plc, Class A                                                                     90,976           2,635,165
Royal Dutch Shell plc, Class B                                                                     21,978             623,504
Wolters Kluwer NV                                                                                  16,583             338,028
                                                                                                                 ------------
                                                                                                                    8,466,242
                                                                                                                 ------------

NEW ZEALAND -- 0.3%
PGG Wrightson Ltd.                                                                                136,314             146,630
Telecom Corp. of New Zealand Ltd.                                                                 311,638             573,098
                                                                                                                 ------------
                                                                                                                      719,728
                                                                                                                 ------------

NORWAY -- 0.3%
DNB NOR ASA                                                                                        32,640             252,104
StatoilHydro ASA                                                                                   16,170             385,478
                                                                                                                 ------------
                                                                                                                      637,582
                                                                                                                 ------------

PHILIPPINES (THE) -- 1.1%
ABS-CBN Holdings Corp.                                                                            493,300             164,444
Ayala Corp.                                                                                       133,099             839,079
Banco de Oro Unibank, Inc.                                                                         68,000              55,819
Benpres Holdings Corp. (a)                                                                      1,219,000              38,635
DMCI Holdings, Inc.                                                                               394,000              31,597
Globe Telecom, Inc.                                                                                27,070             595,784
Jollibee Foods Corp.                                                                              161,900             173,749
Philippine Long Distance Telephone Co. - SPADR                                                     12,900             726,786
                                                                                                                 ------------
                                                                                                                    2,625,893
                                                                                                                 ------------

POLAND -- 0.3%
Bank Pekao SA                                                                                       8,756             633,759
                                                                                                                 ------------

RUSSIA -- 0.4%
LUKOIL - SPADR                                                                                     14,000             823,200
                                                                                                                 ------------

SINGAPORE -- 2.7%
Great Eastern Holdings Ltd.                                                                        53,000             499,746
GuocoLeisure Ltd. (a)                                                                             280,000              88,522
Jardine Matheson Holdings Ltd.                                                                     77,920           2,035,442
Jardine Strategic Holdings Ltd.                                                                    87,312           1,230,610
Mandarin Oriental International Ltd.                                                               50,881              78,868
Oversea-Chinese Banking Corp.                                                                     158,000             799,856
Singapore Telecommunications Ltd.                                                                 448,000           1,025,330
STATS ChipPAC Ltd. (a)                                                                            627,000             387,233
United Industrial Corp. Ltd.                                                                       28,000              39,921
Yellow Pages Singapore Ltd.                                                                        74,000              20,084
                                                                                                                 ------------
                                                                                                                    6,205,612
                                                                                                                 ------------

SOUTH AFRICA -- 1.0%
Anglo Platinum Ltd.                                                                                 1,842             167,005
AngloGold Ashanti Ltd.                                                                              1,950              44,944
City Lodge Hotels Ltd.                                                                              6,188              55,045
Discovery Holdings Ltd.                                                                             9,307              24,340
FirstRand Ltd.                                                                                    117,518             241,113
Gold Fields Ltd.                                                                                    6,696              64,734
Hosken Consolidated Investments Ltd.                                                               14,611              99,657
JD Group Ltd.                                                                                       8,021              29,464
Nedbank Group Ltd.                                                                                 22,627             286,894
New Clicks Holdings Ltd.                                                                           35,961              68,361
Pretoria Portland Cement Co. Ltd.                                                                 135,860             519,407
RMB Holdings Ltd.                                                                                 120,767             387,439
Sun International Ltd.                                                                             35,316             387,599
                                                                                                                 ------------
                                                                                                                    2,376,002
                                                                                                                 ------------

SOUTH KOREA -- 0.3%
Hana Financial Group, Inc.                                                                         16,970             401,101
Kookmin Bank                                                                                        1,200              53,398
Korea Electric Power Corp.                                                                            950              23,778
POSCO                                                                                                 200              73,927
Samsung Electronics Co. Ltd.                                                                          170              78,281
SK Telecom Co. Ltd.                                                                                   608             103,464
                                                                                                                 ------------
                                                                                                                      733,949
                                                                                                                 ------------

SPAIN -- 3.7%
Acciona SA                                                                                          4,715             717,012
Acerinox SA                                                                                        41,919             751,109
Banco Santander SA                                                                                153,187           2,318,879
Iberdrola SA                                                                                      121,115           1,237,965
Prosegur, Compania de Seguridad SA                                                                  5,569             194,324
Telefonica SA                                                                                     128,878           3,080,879
Viscofan SA                                                                                         8,465             139,477
                                                                                                                 ------------
                                                                                                                    8,439,645
                                                                                                                 ------------

SWEDEN -- 0.9%
Assa Abloy AB, Class B                                                                             31,410             381,866
Hoganas AB, Class B                                                                                 8,300             126,318
Modern Times Group AB, Class B                                                                      1,960              70,813
Svenska Cellulosa AB (SCA), Class B                                                                31,980             338,876
Svenska Handelsbanken AB, Class A                                                                  25,430             569,733
Telefonaktiebolaget LM Ericsson, Class B                                                           50,654             477,529
TeliaSonera AB                                                                                     13,000              74,223
                                                                                                                 ------------
                                                                                                                    2,039,358
                                                                                                                 ------------

SWITZERLAND -- 2.8%
Adecco SA                                                                                           9,827             429,386
Compagnie Financiere Richemonte AG (UNIT)                                                          13,691             608,075
Geberit AG                                                                                          3,550             437,215
Logitech International SA (a)                                                                      18,078             412,001
Novartis AG                                                                                        64,131           3,354,396
PubliGroupe SA                                                                                        562              83,751
Roche Holding AG                                                                                    4,193             653,634
Sonova Holding AG Registered                                                                        1,282              82,831
UBS AG Registered (a)                                                                              18,020             311,518
                                                                                                                 ------------
                                                                                                                    6,372,807
                                                                                                                 ------------

TAIWAN -- 0.8%
Chunghwa Telecom Co. Ltd. - ADR (a)                                                                29,644             701,673
Taiwan Semiconductor Manufacturing Co. Ltd.                                                       168,771             277,496
Taiwan Semiconductor Manufacturing Co. Ltd. - SPADR                                                96,615             905,283
                                                                                                                 ------------
                                                                                                                    1,884,452
                                                                                                                 ------------

THAILAND -- 0.6%
Advanced Info Service PCL                                                                         182,500             433,882
GMM Grammy PCL                                                                                    132,000              50,679
Kasikornbank PCL                                                                                  108,500             201,875
Land and Houses Public Co. Ltd.                                                                   420,500              78,859
Matichon PCL                                                                                      218,400              51,601
MBK PCL                                                                                            45,800              83,187
Post Publishing PCL                                                                               193,900              26,915
Siam Cement PCL                                                                                    47,100             186,397
Siam Cement PCL - NVDR                                                                             60,600             229,085
Thanachart Capital PCL                                                                            175,200              54,847
                                                                                                                 ------------
                                                                                                                    1,397,327
                                                                                                                 ------------

TURKEY -- 0.2%
Turkcell Iletisim Hizmetleri A/S - ADR                                                             27,700             415,224
                                                                                                                 ------------

UNITED KINGDOM -- 14.0%
AMEC plc                                                                                           10,087             114,504
Anglo American plc - ADR                                                                           17,690             295,954
Anglo American plc - LSE Shares                                                                     1,637              55,573
Arriva plc                                                                                         56,498             697,401
Aviva plc                                                                                          78,193             680,079
BAE Systems plc                                                                                   118,195             867,442
Barclays plc                                                                                       89,026             540,813
BG Group plc                                                                                       73,770           1,336,638
BHP Billiton plc                                                                                   30,239             684,019
BP plc                                                                                            325,584           2,710,418
Bradford & Bingley plc                                                                             97,457              34,653
Bunzl plc                                                                                          18,920             221,395
Cable & Wireless plc                                                                              265,831             787,405
Capita Group plc                                                                                   70,141             871,780
Carnival plc                                                                                       11,533             345,659
Compass Group plc                                                                                 206,959           1,288,590
Daily Mail & General Trust NV, Class A                                                              7,575              43,830
Devro plc                                                                                          50,869              70,769
Diageo plc                                                                                         42,946             726,990
Enodis plc                                                                                        138,296             774,083
Enterprise Inns plc                                                                                45,603             146,632
GKN plc                                                                                           126,654             445,437
GlaxoSmithKline plc                                                                               156,720           3,385,840
Hays plc                                                                                          117,192             168,526
HBOS plc                                                                                          254,839             578,694
HMV Group plc                                                                                      28,135              64,208
Homeserve plc                                                                                       3,841             100,478
ICAP plc                                                                                           67,273             434,822
Informa plc                                                                                        71,498             400,878
International Personal Finance                                                                     54,551             241,502
Intertek Group plc                                                                                 39,356             591,876
Invensys plc (a)                                                                                  111,501             411,464
ITV plc                                                                                           200,870             150,423
Ladbrokes plc                                                                                      35,901             121,329
Lloyds TSB Group plc                                                                              291,457           1,212,395
Northgate plc                                                                                       5,980              21,865
Provident Financial plc                                                                            21,974             336,173
Reckitt Benckiser Group plc                                                                        18,556             898,448
Reed Elsevier plc                                                                                  52,228             517,733
Rexam plc                                                                                          52,413             367,720
Rio Tinto plc                                                                                       9,397             584,689
Rolls-Royce Group plc (a)                                                                          12,941              77,697
Royal Bank of Scotland Group plc                                                                  446,876           1,480,293
RSA Insurance Group plc                                                                            37,269             100,501
Sage Group plc                                                                                    161,423             561,953
Smiths Group plc                                                                                   14,601             263,576
Sportingbet plc (a)                                                                                84,946              42,568
Stagecoach Group plc                                                                              104,003             474,373
Tesco plc                                                                                          97,068             675,055
Thomas Cook Group plc                                                                             115,244             455,297
Tui Travel plc                                                                                    132,371             508,312
Unilever plc                                                                                       87,756           2,382,225
Vodafone Group plc                                                                                217,902             481,389
WPP Group plc                                                                                      31,831             258,323
                                                                                                                 ------------
                                                                                                                   32,090,689
                                                                                                                 ------------

UNITED STATES -- 0.1%
NII Holdings, Inc., Class B (a)                                                                     4,323             163,928
                                                                                                                 ------------
Total Common Stocks
  (Cost $177,939,485)                                                                                              172,445,287
                                                                                                                 ------------

COMMINGLED INVESTMENT VEHICLES -- 16.8%

PRIVATE INVESTMENT FUNDS (e) -- 16.8%
Convexity Capital Offshore, LP (a) (b) (c) (d)                                                                     12,654,164
Lansdowne UK Equity Fund Ltd. (a) (b) (c) (d)                                                      54,343          16,983,602
Lone Dragon Pine, LP (a) (b) (c) (d)                                                                                3,582,220
Tosca (a) (b) (c) (d)                                                                              65,654           5,375,604
                                                                                                                 ------------
                                                                                                                   38,595,590
                                                                                                                 ------------
Total Commingled Investment Vehicles
  (Cost $28,700,000)                                                                                               38,595,590
                                                                                                                 ------------

PREFERRED STOCKS -- 0.6%
Cia Vale do Rio Doce, 1.46% (Brazil)                                                               58,040             997,682
Hyundai Motor Co. Ltd., 3.98% (South Korea)                                                        21,670             470,382
Malaysian Airline System Berhad, 30.0% (Malaysia)                                                  20,000               4,822
                                                                                                                 ------------
Total Preferred Stocks
  (Cost $1,536,240)                                                                                                 1,472,886
                                                                                                                 ------------

WARRANTS -- 0.2%
Bank Pan Indonesia Tbk Warrants Expiring 07/10/09 (Indonesia) (a)                               1,023,867              45,602
Groupe Eurotunnel SA Registered Warrants Expiring 12/30/11 (France) (a)                         1,308,635             350,036
Matahari Putra Prima Tbk Warrants Expiring 07/12/10 (Indonesia) (a)                               370,825                 865
Multi-Purpose Holdings Berhad Warrants Expiring 02/26/09 (Malaysia) (a)                            20,400               1,778
                                                                                                                 ------------
Total Warrants
  (Cost $504,979)                                                                                                     398,281
                                                                                                                 ------------
                                                                  INTEREST         MATURITY      PRINCIPAL
                                                                    RATE             DATE          AMOUNT           VALUE
SHORT-TERM INVESTMENTS -- 7.3%

REPURCHASE AGREEMENT -- 2.9%
State Street Bank & Trust Co. Repurchase Agreement
  issued on 09/30/08 (proceeds at maturity $6,558,683)
  (Collateralized by US Treasury Bills, due 12/18/08
  through 12/26/08 with a principal value of 6,705,000
  and a market value of 6,698,794) (Cost $6,558,664)               0.100%          10/01/08      $6,558,664         6,558,664
                                                                                                               --------------

US TREASURY SECURITIES -- 4.4%
US Treasury Bill  (f)                                                              01/08/09       5,000,000         4,986,070
US Treasury Bill  (f) (g)                                                          01/29/09       5,000,000         4,984,135
                                                                                                               --------------
Total US Treasury Securities
  (Cost $9,949,045)                                                                                                 9,970,205
                                                                                                               --------------
Total Short-Term Investments
  (Cost $16,507,709)                                                                                               16,528,869
                                                                                                               --------------
Total Investments -- 100.1%
  (Cost $225,188,413)                                                                                             229,440,913

Liabilities in Excess of Other Assets -- (0.1)%                                                                      (224,764)
                                                                                                               --------------

Net Assets -- 100.0%                                                                                           $  229,216,149
                                                                                                               ==============

  ADR American Depositary Reciept
  CVA Certificaaten van aandelen (share certificates) GDR Global Depositary Reciept LSE London Stock Exchange
 MSCI Morgan Stanley Capital International
 NVDR Non-Voting Depositary Receipt
SPADR Sponsored ADR
 UNIT A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
 VVPR Verminderde Voorheffing Precompte Reduit (France dividend coupon)
 XLON London International Exchange
 XPLU Plus Market Group

    * Approximately 26.0% of the fund's total investments are maintained to cover "senior securities transactions" which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.
  (a) Non income-producing security.
  (b) Illiquid security.
  (c) Restricted Securities. The following restricted securities were held by the fund as of September 30, 2008, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

                                                                   DATE OF
INVESTMENT                                                       ACQUISITION                 COST                 VALUE
Bell Aliant Regional Communications Income Fund                    07/11/06              $     16,840         $     13,272
Convexity Capital Offshore, LP                                     02/16/06                11,000,000           12,654,164
Jazz Air Income Fund                                          03/12/07-05/22/07                23,682               15,785
Lansdowne UK Equity Fund Ltd.                                      05/31/03                 8,000,000           16,983,602
Lone Dragon Pine, LP                                               03/31/08                 5,000,000            3,582,220
Tosca                                                              07/01/04                 4,700,000            5,375,604
                                                                                                              ------------
Total                                                                                                         $ 38,624,647
                                                                                                              ============
  (d) Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $38,624,647, which represents 16.85% of the fund's net assets.
  (e) Portfolio holdings information of the Private Investment Funds is not available as of September 30, 2008. These positions are therefore grouped into their own industry classification.
  (f) Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
  (g) Security or a portion thereof is pledged as initial margin for financial futures contracts.

FINANCIAL FUTURES CONTRACTS

                                                                       INITIAL
                                                                       NOTIONAL          NOTIONAL           UNREALIZED
     NUMBER OF                                                           VALUE/          VALUE AT          APPRECIATION/
     CONTRACTS  TYPE                                                  (PROCEEDS)    SEPTEMBER 30, 2008    (DEPRECIATION)
                Long Financial Futures Contracts
      44        December 2008 Australian Dollar                      $  3,479,664      $  3,469,840        $    (9,824)
      36        December 2008 CAC40 Index                               2,142,122         2,052,826            (89,296)
     138        December 2008 Canadian Dollar                          12,779,338        13,009,260            229,922
      24        December 2008 Euro FX GLBX                              4,292,762         4,240,200            (52,562)
      36        December 2008 FTSE 100 Index                            3,224,548         3,182,850            (41,698)
      26        December 2008 Swiss Franc                               2,855,206         2,912,975             57,769
      11        December 2008 Topix Index                               1,226,130         1,123,220           (102,910)
      16        December 2008 TSE 60 Index                              2,154,140         2,129,124            (25,016)
                                                                                                           -----------
                                                                                                               (33,615)
                                                                                                           -----------
                Short Financial Futures Contracts
      52        December 2008 British Pound                            (5,655,462)       (5,798,000)          (142,538)
      14        December 2008 Japanese Yen                             (1,648,362)       (1,662,150)           (13,788)
                                                                                                           -----------
                                                                                                              (156,326)
                                                                                                           -----------
                                                                                                           $  (189,941)
                                                                                                           ===========

FORWARD CURRENCY CONTRACTS
                                                                                                            UNREALIZED
                                                                      IN EXCHANGE                          APPRECIATION/
  DESCRIPTION                                                             FOR                             (DEPRECIATION)
Buy Contracts
 (pound) 1,414,500    British Pound settling on 10/31/08              $ 2,498,219                          $    22,151
                                                                                                           -----------
Sell Contracts
 (pound) 1,414,500    British Pound settling on 10/31/08              $ 2,796,254                              275,884
 (euro) 4,664,500     Euro Dollar settling on 10/31/08                $ 7,086,755                              501,138
                                                                                                           -----------
                                                                                                               777,022
                                                                                                           -----------
                                                                                                           $   799,173
                                                                                                           ===========

TOTAL RETURN SWAP CONTRACTS
                                                                                                           NET
                                                                                                       UNREALIZED
                                                                                                      APPRECIATION/
EXPIRATION DATE      COUNTERPARTY             PAY               RECEIVE         NOTIONAL AMOUNT      (DEPRECIATION)
Long Total Return Swap Contracts
                                         1 Month LIBOR       iShares MSCI
                                       plus a specified        Emerging
  06/15/2009           Barclays             spread           Markets Index          $ 7,117,194         $  (487,003)

                                         3 Month LIBOR       MSCI Daily TR
                       Goldman         plus a specified      Net Emerging
  06/23/2009            Sachs               spread              Markets               3,817,389              (3,951)

                                       3 Month LIBOR
                       Goldman         plus a specified      MSCI AC World
  07/16/2009          Sachs (b)             spread           Index ex USA            20,072,236          (2,547,491)
                                                                                                        -----------

                                                                                                        $(3,038,445)
                                                                                                        ===========

See accompanying Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------------
TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*                                                 SEPTEMBER 30, 2008
                                                                                                NUMBER OF
                                                                                                  SHARES            VALUE
INVESTMENTS -- 97.7% OF NET ASSETS

COMMON STOCKS -- 69.0%

AEROSPACE & DEFENSE -- 1.5%
AAR Corp. (a)                                                                                      69,815        $  1,158,230
L-3 Communications Holdings, Inc.                                                                   4,200             412,944
Lockheed Martin Corp.                                                                               2,800             307,076
Northrop Grumman Corp.                                                                              7,900             478,266
Raytheon Co.                                                                                        8,000             428,080
                                                                                                                 ------------
                                                                                                                    2,784,596
                                                                                                                 ------------

BEVERAGES -- 0.6%
Constellation Brands, Inc., Class A (a)                                                            11,300             242,498
PepsiCo, Inc.                                                                                      10,900             776,843
                                                                                                                 ------------
                                                                                                                    1,019,341
                                                                                                                 ------------

BIOTECHNOLOGY -- 0.6%
Amgen, Inc. (a)                                                                                    12,900             764,583
Biogen Idec, Inc. (a)                                                                               5,500             276,595
                                                                                                                 ------------
                                                                                                                    1,041,178
                                                                                                                 ------------

BUILDING PRODUCTS -- 1.1%
Armstrong World Industries, Inc.                                                                   67,000           1,936,300
                                                                                                                 ------------

CAPITAL MARKETS -- 1.5%
Ameriprise Financial, Inc.                                                                          9,700             370,540
Charles Schwab Corp. (The)                                                                         23,100             600,600
Franklin Resources, Inc.                                                                            5,500             484,715
Goldman Sachs Group, Inc.                                                                           4,300             550,400
T. Rowe Price Group, Inc.                                                                           8,300             445,793
TD Ameritrade Holding Corp. (a)                                                                    10,900             176,580
                                                                                                                 ------------
                                                                                                                    2,628,628
                                                                                                                 ------------

CHEMICALS -- 2.8%
Dow Chemical Co. (The)                                                                             12,100             384,538
Nalco Holding Co.                                                                                 124,468           2,307,637
Valspar Corp.                                                                                     101,500           2,262,435
                                                                                                                 ------------
                                                                                                                    4,954,610
                                                                                                                 ------------

COMMERCIAL BANKS -- 1.5%
North Valley Bancorp                                                                               69,300             413,028
Prosperity Bancshares, Inc.                                                                        46,187           1,569,896
Regions Financial Corp.                                                                            29,400             282,240
South Financial Group, Inc. (The)                                                                  64,000             469,120
                                                                                                                 ------------
                                                                                                                    2,734,284
                                                                                                                 ------------

COMMUNICATIONS EQUIPMENT -- 0.4%
Cisco Systems, Inc. (a)                                                                            20,600             464,736
QUALCOMM, Inc.                                                                                      7,900             339,463
                                                                                                                 ------------
                                                                                                                      804,199
                                                                                                                 ------------

COMPUTERS & PERIPHERALS -- 1.6%
Dell, Inc. (a)                                                                                     12,900             212,592
Hewlett-Packard Co.                                                                                16,300             753,712
International Business Machines Corp. (IBM)                                                         3,200             374,272
QLogic Corp. (a)                                                                                   80,000           1,228,800
Seagate Technology                                                                                 21,600             261,792
                                                                                                                 ------------
                                                                                                                    2,831,168
                                                                                                                 ------------

CONSUMER FINANCE -- 0.2%
Capital One Financial Corp.                                                                         8,700             443,700
                                                                                                                 ------------

DIVERSIFIED CONSUMER SERVICES -- 4.4%
Apollo Group, Inc., Class A (a)                                                                     4,000             237,200
DeVry, Inc.                                                                                        96,000           4,755,840
ITT Educational Services, Inc. (a)                                                                 37,100           3,001,761
                                                                                                                 ------------
                                                                                                                    7,994,801
                                                                                                                 ------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.0%
AT&T, Inc.                                                                                         22,392             625,185
General Communications, Inc., Class A (a)                                                          94,100             871,366
Verizon Communications, Inc.                                                                       10,100             324,109
                                                                                                                 ------------
                                                                                                                    1,820,660
                                                                                                                 ------------

ELECTRIC UTILITIES -- 1.9%
American Electric Power Co., Inc.                                                                   2,000              74,060
Edison International                                                                               11,900             474,810
FirstEnergy Corp.                                                                                   6,100             408,639
Portland General Electric Co.                                                                      71,600           1,694,056
Sierra Pacific Resources                                                                           87,500             838,250
                                                                                                                 ------------
                                                                                                                    3,489,815
                                                                                                                 ------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 3.1%
Checkpoint Systems, Inc. (a)                                                                      200,700           3,777,174
Rogers Corp. (a)                                                                                   49,000           1,812,020
                                                                                                                 ------------
                                                                                                                    5,589,194
                                                                                                                 ------------

ENERGY EQUIPMENT & SERVICES -- 1.0%
Cal Dive International, Inc. (a)                                                                  169,600           1,797,760
                                                                                                                 ------------

FOOD & STAPLES RETAILING -- 0.8%
Geerlings & Wade, Inc. (a)                                                                         66,300              11,934
Kroger Co. (The)                                                                                   16,800             461,664
Safeway, Inc.                                                                                      16,700             396,124
Sysco Corp.                                                                                        16,100             496,363
                                                                                                                 ------------
                                                                                                                    1,366,085
                                                                                                                 ------------

FOOD PRODUCTS -- 0.3%
General Mills, Inc.                                                                                 8,000             549,760
                                                                                                                 ------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 1.9%
Accuray, Inc. (a)                                                                                 124,994           1,008,702
Cooper Companies, Inc. (The)                                                                       70,398           2,447,034
PharmChem, Inc. (a) (b)                                                                           269,200                 538
                                                                                                                 ------------
                                                                                                                    3,456,274
                                                                                                                 ------------

HEALTH CARE PROVIDERS & SERVICES -- 6.1%
Aetna, Inc.                                                                                         4,700             169,717
AmerisourceBergen Corp.                                                                             9,500             357,675
Cardinal Health, Inc.                                                                              10,200             502,656
LifePoint Hospitals, Inc. (a)                                                                      70,747           2,273,808
Lincare Holdings, Inc. (a)                                                                         20,000             601,800
McKesson Corp.                                                                                      9,400             505,814
Odyssey HealthCare, Inc. (a)                                                                      105,100           1,066,765
Owens & Minor, Inc.                                                                                50,800           2,463,800
UnitedHealth Group, Inc.                                                                           19,000             482,410
Universal Health Services, Inc., Class B                                                           37,000           2,073,110
WellPoint, Inc. (a)                                                                                 8,800             411,576
                                                                                                                 ------------
                                                                                                                   10,909,131
                                                                                                                 ------------

HOTELS, RESTAURANTS & LEISURE -- 1.2%
California Pizza Kitchen, Inc. (a)                                                                 95,500           1,229,085
McDonald's Corp.                                                                                   10,100             623,170
Ruby Tuesday, Inc. (a)                                                                             65,000             376,350
                                                                                                                 ------------
                                                                                                                    2,228,605
                                                                                                                 ------------

HOUSEHOLD PRODUCTS -- 0.7%
Kimberly-Clark Corp.                                                                                4,500             291,780
Procter & Gamble Co.                                                                               14,600           1,017,474
                                                                                                                 ------------
                                                                                                                    1,309,254
                                                                                                                 ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
NRG Energy, Inc. (a)                                                                                5,600             138,600
                                                                                                                 ------------

INSURANCE -- 4.6%
Aflac, Inc.                                                                                         3,500             205,625
Allstate Corp. (The)                                                                               12,200             562,664
Arthur J. Gallagher & Co.                                                                          50,000           1,283,000
Brown & Brown, Inc.                                                                                60,000           1,297,200
Chubb Corp.                                                                                         9,000             494,100
Hilb, Rogal & Hobbs Co.                                                                            65,135           3,044,410
Lincoln National Corp.                                                                              6,900             295,389
MetLife, Inc.                                                                                       6,500             364,000
Progressive Corp. (The)                                                                            15,000             261,000
Travelers Companies, Inc. (The)                                                                    11,500             519,800
                                                                                                                 ------------
                                                                                                                    8,327,188
                                                                                                                 ------------

INTERNET SOFTWARE & SERVICES -- 0.1%
eBay, Inc. (a)                                                                                     11,300             252,894
                                                                                                                 ------------

IT SERVICES -- 0.1%
Automatic Data Processing, Inc.                                                                     5,300             226,575
                                                                                                                 ------------

LIFE SCIENCES TOOLS & SERVICES -- 1.2%
Thermo Fisher Scientific, Inc. (a)                                                                 38,400           2,112,000
                                                                                                                 ------------

MACHINERY -- 1.3%
Caterpillar, Inc.                                                                                   6,300             375,480
Cummins, Inc.                                                                                       7,400             323,528
Dover Corp.                                                                                         9,200             373,060
John Bean Technologies Corp. (a)                                                                   71,800             908,988
Parker-Hannifin Corp.                                                                               6,800             360,400
                                                                                                                 ------------
                                                                                                                    2,341,456
                                                                                                                 ------------

MEDIA -- 3.0%
Cox Radio, Inc., Class A (a)                                                                       81,836             864,188
DIRECTV Group, Inc. (The) (a)                                                                      20,800             544,336
Live Nation, Inc. (a)                                                                             164,169           2,671,030
News Corp., Class A                                                                                14,900             178,651
Time Warner, Inc.                                                                                  43,400             568,974
Viacom, Inc., Class B (a)                                                                           4,900             121,716
Walt Disney Co. (The)                                                                              15,400             472,626
                                                                                                                 ------------
                                                                                                                    5,421,521
                                                                                                                 ------------

METALS & MINING -- 1.3%
Alcoa, Inc.                                                                                        13,400             302,572
Haynes International, Inc. (a)                                                                     28,000           1,311,240
Nucor Corp.                                                                                         8,300             327,850
Pacific Rim Mining Corp. (Canada) (a) (c) (d)                                                      35,000              10,500
United States Steel Corp.                                                                           3,900             302,679
                                                                                                                 ------------
                                                                                                                    2,254,841
                                                                                                                 ------------

MULTI-UTILITIES -- 0.2%
Public Service Enterprise Group, Inc.                                                              12,200             400,038
                                                                                                                 ------------

MULTILINE RETAIL -- 2.2%
Big Lots, Inc. (a)                                                                                110,125           3,064,779
Saks, Inc. (a)                                                                                    100,000             925,000
                                                                                                                 ------------
                                                                                                                    3,989,779
                                                                                                                 ------------

OFFICE ELECTRONICS -- 1.2%
Zebra Technologies Corp., Class A (a)                                                              80,600           2,244,710
                                                                                                                 ------------

OIL, GAS & CONSUMABLE FUELS -- 5.5%
Chevron Corp.                                                                                      13,500           1,113,480
ConocoPhillips                                                                                     12,800             937,600
Exxon Mobil Corp.                                                                                  26,100           2,026,926
Hess Corp.                                                                                          1,500             123,120
Murphy Oil Corp.                                                                                    6,800             436,152
Occidental Petroleum Corp.                                                                          9,300             655,185
Petro-Canada (Canada)                                                                               8,500             283,475
Plains Exploration & Production Co. (a)                                                            35,610           1,252,048
Stone Energy Corp. (a)                                                                             64,000           2,709,120
Valero Energy Corp.                                                                                10,700             324,210
                                                                                                                 ------------
                                                                                                                    9,861,316
                                                                                                                 ------------

PHARMACEUTICALS -- 1.8%
Forest Laboratories, Inc. (a)                                                                      15,200             429,856
Johnson & Johnson                                                                                  12,000             831,360
Pfizer, Inc.                                                                                       54,800           1,010,512
Salix Pharmaceuticals Ltd. (a)                                                                    161,700           1,036,497
                                                                                                                 ------------
                                                                                                                    3,308,225
                                                                                                                 ------------

ROAD & RAIL -- 1.7%
Avis Budget Group, Inc. (a)                                                                       320,500           1,839,670
CSX Corp.                                                                                           8,500             463,845
Norfolk Southern Corp.                                                                              7,500             496,575
Union Pacific Corp.                                                                                 3,200             227,712
                                                                                                                 ------------
                                                                                                                    3,027,802
                                                                                                                 ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.8%
Analog Devices, Inc.                                                                                5,900             155,465
Cabot Microelectronics Corp. (a)                                                                   71,300           2,287,304
Intel Corp.                                                                                         8,500             159,205
Texas Instruments, Inc.                                                                            26,200             563,300
                                                                                                                 ------------
                                                                                                                    3,165,274
                                                                                                                 ------------

SOFTWARE -- 2.0%
Adobe Systems, Inc. (a)                                                                            11,500             453,905
Manhattan Associates, Inc. (a)                                                                     35,400             790,836
Microsoft Corp.                                                                                    51,700           1,379,873
NexPrise, Inc. (a) (b)                                                                             28,553              21,415
Oracle Corp. (a)                                                                                   19,700             400,107
Preview Systems, Inc. (a) (b)                                                                      66,800                 334
Symantec Corp. (a)                                                                                 23,900             467,962
                                                                                                                 ------------
                                                                                                                    3,514,432
                                                                                                                 ------------

SPECIALTY RETAIL -- 3.5%
Aaron Rents, Inc.                                                                                  30,298             820,167
Gap, Inc. (The)                                                                                    20,800             369,824
Home Depot, Inc. (The)                                                                             23,400             605,826
PetSmart, Inc.                                                                                     99,200           2,451,232
Sally Beauty Holdings, Inc. (a)                                                                   186,141           1,600,812
TJX Companies, Inc. (The)                                                                          12,800             390,656
                                                                                                                 ------------
                                                                                                                    6,238,517
                                                                                                                 ------------

TEXTILES, APPAREL & LUXURY GOODS -- 1.3%
Coach, Inc. (a)                                                                                    17,600             440,704
Hanesbrands, Inc. (a)                                                                              89,500           1,946,625
                                                                                                                 ------------
                                                                                                                    2,387,329
                                                                                                                 ------------

THRIFTS & MORTGAGE FINANCE -- 1.5%
BankUnited Financial Corp., Class A                                                                62,000              47,120
Downey Financial Corp.                                                                             31,395              87,906
Hudson City Bancorp, Inc.                                                                          14,200             261,990
People's United Financial, Inc.                                                                   121,200           2,333,100
                                                                                                                 ------------
                                                                                                                    2,730,116
                                                                                                                 ------------

TOBACCO -- 0.2%
Reynolds American, Inc.                                                                             7,700             374,374
                                                                                                                 ------------

WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
Rogers Communications, Inc., Class B (Canada)                                                       6,300             209,412
Sprint Nextel Corp.                                                                                36,700             223,870
                                                                                                                 ------------
                                                                                                                      433,282
                                                                                                                 ------------

Total Common Stocks
  (Cost $120,412,054)                                                                                             124,439,612
                                                                                                                 ------------

COMMINGLED INVESTMENT VEHICLES -- 23.4%

PRIVATE INVESTMENT FUNDS (e) -- 23.4%
Adage Capital Partners, LP  (a) (b) (c) (d)                                                                        24,222,340
Freeman Fair Value Fund I, LP  (a) (c) (d)                                                                         17,938,620
Gotham Partners, LP  (a) (b) (c) (d)                                                                                   82,265
                                                                                                                 ------------

Total Commingled Investment Vehicles
  (Cost $36,586,811)                                                                                               42,243,225
                                                                                                                 ------------
                                                                  INTEREST         MATURITY      PRINCIPAL
                                                                    RATE             DATE          AMOUNT           VALUE
SHORT-TERM INVESTMENTS -- 5.3%

REPURCHASE AGREEMENT -- 3.7%
State Street Bank & Trust Co. Repurchase Agreement
  issued on 09/30/08 (proceeds at maturity $6,641,232)
  (Collateralized by US Treasury Bills, due 12/26/08 with
  a principal value of $6,795,000 and a market value of
  $6,786,506) (Cost $6,641,214)                                    0.100%          10/01/08    $  6,641,214    $    6,641,214
                                                                                                               --------------
US TREASURY SECURITIES -- 1.6%
US Treasury Bill   (f) (g)                                                         12/04/08       1,000,000           998,729
US Treasury Bill   (f) (g)                                                         12/11/08       2,000,000         1,997,376
                                                                                                               --------------

Total US Treasury Securities
  (Cost $2,996,105)                                                                                                 2,996,105
                                                                                                               --------------

Total Short-Term Investments
  (Cost $9,637,319)                                                                                                 9,637,319
                                                                                                               --------------

Total Investments -- 97.7%
  (Cost $166,636,184)                                                                                             176,320,156

Other Assets in Excess of Liabilities -- 2.3%                                                                       4,103,642
                                                                                                               --------------

Net Assets -- 100.0%                                                                                           $  180,423,798
                                                                                                               ==============

    * Approximately 52.0% of the fund's total investments are maintained to cover "senior securities transactions" which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.
  (a) Non income-producing security.
  (b) Illiquid security.
  (c) Restricted Securities. The following restricted securities were held by the fund as of September 30, 2008, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid, with the exception of Freeman Fair Value Fund I, LP, and Pacific Rim Mining Corp. (Canada).
      TIP's board of directors deemed Pacific Rim Mining Corp. (Canada) to be liquid. The valuation committee has determined the partnership interest in Freeman Fair Value Fund I, LP to be liquid based on the ability to redeem the private investment fund interest upon seven days notice and payment of a 0.25% redemption fee. The TIP board of directors duly ratified the liquidity determination and agreed to fair value the private investment fund at 99.75% of its stated
      market value to take into account this potential redemption fee. The below list does not include securities eligible for resale without registration under Rule 144A of the Securities Act of 1933. These securities may also be deemed to be restricted.

                                                                   DATE OF
INVESTMENT                                                       ACQUISITION                 COST                 VALUE
Adage Capital Partners, LP                                    01/01/02-06/30/03          $ 17,936,090         $ 24,222,340
Freeman Fair Value Fund I, LP                                 10/01/04-12/31/04            18,000,000           17,938,620
Gotham Partners, LP                                                06/29/97                   650,721               82,265
Pacific Rim Mining Corp. (Canada)                                  06/01/04                   100,800               10,500
                                                                                                              ------------
Total                                                                                                         $ 42,253,725
                                                                                                              ============

  (d) Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $42,253,725, which represents 23.42% of the fund's net assets.
  (e) Portfolio holdings information of the Private Investment Funds is not available as of September 30, 2008. These positions are therefore grouped into their own industry classification.
  (f) Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
  (g) Security or a portion thereof is pledged as initial margin for financial futures contracts.

FINANCIAL FUTURES CONTRACTS

                                                                       INITIAL
                                                                       NOTIONAL          NOTIONAL           UNREALIZED
     NUMBER OF                                                           VALUE/          VALUE AT          APPRECIATION/
     CONTRACTS  TYPE                                                  (PROCEEDS)    SEPTEMBER 30, 2008    (DEPRECIATION)
                Long Financial Futures Contracts
     199        December 2008 S&P 500 Index                          $ 58,213,315      $ 58,157,750        $   (55,565)
      76        December 2008 S&P 500 E-Mini                            4,488,061         4,442,200            (45,861)
                                                                                                           -----------
                                                                                                              (101,426)
                                                                                                           -----------
                Short Financial Futures Contracts
      18        December 2008 Midcap 400 Index                         (6,637,872)       (6,572,700)            65,172
      90        December 2008 Russell 2000 Index                      (30,387,100)      (30,528,000)          (140,900)
                                                                                                           -----------
                                                                                                               (75,728)
                                                                                                           -----------
                                                                                                           $  (177,154)
                                                                                                           ===========

See accompanying Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------------
TIFF SHORT-TERM FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)                                                 SEPTEMBER 30, 2008
                                                                  INTEREST         MATURITY      PRINCIPAL
                                                                    RATE             DATE          AMOUNT           VALUE
INVESTMENTS -- 98.4% OF NET ASSETS

SHORT-TERM INVESTMENTS -- 98.4%

REPURCHASE AGREEMENT -- 0.2%
State Street Bank & Trust Co. Repurchase Agreement
  issued on 09/30/08 (proceeds at maturity $326,851)
  (Collateralized by US Treasury Bills, due 12/26/08
  with a principal value of $335,000 and a market
  value of $334,581) (Cost $326,851)                               0.100%          10/01/08    $    326,851    $      326,851
                                                                                                               --------------
US TREASURY SECURITIES -- 98.2%
US Treasury Bill  (a)                                                              02/12/09      44,000,000        43,825,584
US Treasury Bill  (a)                                                              02/26/09     135,200,000       134,527,515
US Treasury Bill  (a)                                                              03/05/09       1,000,000           994,532
US Treasury Bill  (a)                                                              03/12/09      20,000,000        19,881,640
US Treasury Bill  (a)                                                              03/26/09       8,000,000         7,946,536
                                                                                                               --------------
Total US Treasury Securities
  (Cost $206,676,832)                                                                                             207,175,807
                                                                                                               --------------
Total Short-Term Investments
  (Cost $207,003,683)                                                                                             207,502,658
                                                                                                               --------------
Total Investments -- 98.4%
  (Cost $207,003,683)                                                                                             207,502,658

Other Assets in Excess of Liabilities -- 1.6%                                                                       3,475,889
                                                                                                               --------------

Net Assets -- 100.0%                                                                                           $  210,978,547
                                                                                                               ==============
  (a) Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

See accompanying Notes to Financial Statements.

-------------------------------------------------------------------------------
NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)                SEPTEMBER 30, 2008

1. ORGANIZATION

TIFF Investment Program, Inc. ("TIP") was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. TIP currently has four active funds: TIFF Multi-Asset Fund (Multi-Asset Fund), TIFF International Equity Fund (International Equity Fund), TIFF US Equity Fund (US Equity Fund), and TIFF Short-Term Fund (Short-Term Fund), collectively referred to as the "funds."

Investment Objectives

-------------------------------------------------------------------------------
FUND                   INVESTMENT OBJECTIVES
-------------------------------------------------------------------------------

Multi-Asset            Attain a growing stream of current income and
                       appreciation of principal that at least offsets inflation.

International Equity   Attain appreciation of principal that at least offsets
                       inflation.

US Equity              Attain a growing stream of current income and
                       appreciation of principal that at least offsets inflation.

Short-Term             Attain as high a rate of current income as is consistent
                       with ensuring that the fund's risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services and are deemed representative of market values at the close of the market. Unlisted securities or securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Exchange-traded and over-the-counter options and futures contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short future and written option sales contracts). Forward foreign currency exchange contracts are valued at their respective fair market values. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value net of any applicable sales loads.

Certain funds employ a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) and the time at which net asset values of the funds are determined. If the funds' valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

Certain funds invest in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by the funds are generally not securities for which market quotations are readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The TIP board of directors has approved valuation procedures pursuant to which the funds value their interests in private investment funds at "fair value." If a private investment fund does not provide a value to a fund on a timely basis, the fund determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment, as well as any other relevant information reasonably available at the time the fund values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that a fund could reasonably expect to receive from the private investment fund if the fund's interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that the fund believes is reliable.

Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by TIP's board of directors. Such procedures use fundamental valuation methods, which may include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

Financial Accounting Standards No. 157

The funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

        Level 1 - quoted prices in active markets for identical investments Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
        Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the funds' investments carried at value:

ASSET VALUATION INPUTS

                                                    LEVEL 1          LEVEL 2**         LEVEL 3***          TOTAL
  MULTI-ASSET FUND
             Assets
               Investments in Securities      $1,798,649,219      $ 350,863,341     $ 374,779,744    $2,524,292,304
               Other Financial
               Instruments*                        2,275,680            650,567                 -         2,926,247
             Liabilities
               Securities Sold Short             (14,969,640)        (1,654,750)                -       (16,624,390)
               Other Financial
               Instruments*                       (3,320,223)        (2,190,584)                -        (5,510,807)

  INTERNATIONAL EQUITY FUND
             Assets
               Investments in Securities          31,596,294        159,249,029        38,595,590       229,440,913
               Other Financial
               Instruments*                          799,133                  -                 -           799,133
             Liabilities
               Other Financial
               Instruments*                         (189,941)        (3,038,445)                -        (3,228,386)

  US EQUITY FUND
             Assets
               Investments in Securities         134,076,597                334        42,243,225       176,320,156
             Liabilities
               Other Financial
               Instruments*                         (177,154)                 -                 -          (177,154)

  SHORT-TERM FUND
               Investments in Securities         207,502,658                  -                 -       207,502,658

  * Other financial instruments include futures, forwards, and swap contracts.
 ** Includes listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.
*** Includes primarily private investment funds, for which market quotations are not readily available.

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3)
were used in determining value:

                                                                          INTERNATIONAL
                                                     MULTI-ASSET FUND      EQUITY FUND       US EQUITY FUND
BALANCE AS OF 12/31/07                                $ 409,284,856        $ 41,482,942       $ 53,244,047
Realized gain (loss)                                      7,301,000                   -            589,026
Net transfers in and/or out of Level 3                      364,800                   -                  -
Change in unrealized appreciation/depreciation          (50,170,912)         (7,887,352)        (9,089,848)
Net purchases (sales)                                     8,000,000           5,000,000         (2,500,000)
                                                      -------------        ------------       ------------
BALANCE AS OF 09/30/08                                $ 374,779,744        $ 38,595,590       $ 42,243,225
                                                      =============        ============       ============

NET CHANGE IN UNREALIZED
APPRECIATION/DEPRECIATION FROM
INVESTMENTS STILL HELD AS OF 09/30/08 FOR THE
PERIOD ENDED 09/30/08                                   (42,869,912)         (7,887,352)        (8,500,822)

New Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the funds' financial statement disclosures.

3. FINANCIAL INSTRUMENTS

Forward Currency Contracts

The funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the fund's portfolio securities. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily, and the change in value is recorded by the funds as an unrealized gain or loss. When a forward currency contract is extinguished through delivery or by entry into a closing contract, the funds record a realized gain or loss on foreign currency-related transactions equal to the difference between the value of the contract at the time of purchase and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets and Liabilities. In addition, the funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Financial Futures Contracts

The funds may invest in financial futures contracts. A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery at a future date. The funds are exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are made to or received from the broker in the approximate amount of daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss in the Statement of Operations. These investments require initial margin deposits which consist of cash or cash equivalents, equal to approximately 5%-10% of the contract amount.

Each fund may use futures contracts to manage its market exposures and its exposure to fluctuations in currency values. Futures contracts are primarily used to increase or decrease the funds' exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short Selling

The funds may sell securities they do not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. A fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, a fund records the proceeds as a deposit with broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The cash is retained by the fund's broker as collateral for the short position. The liability is marked to market while it remains open to reflect the current settlement obligation. Until the security is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by a fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is realized.

In "short selling," a fund sells borrowed securities which must at some date be repurchased and returned to the lender. If the market value of securities sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Options

Each fund may use option contracts to manage its market exposures and its exposure to fluctuation in interest rates and currency values. Option contracts are primarily used to increase or decrease the fund's exposure to the underlying instrument and may serve as hedges for other fund investments.

Interest Only Securities

Interest only securities (IOs) entitle the holder to the interest payments in a pool of mortgages, Treasury bonds, or other bonds. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund's valuation procedures.

Certain funds may enter into credit default swap agreements where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the contingent payment equals the notional amount, at par, of the underlying index or security as a result of a related credit event. Upfront payments received or made by a fund, are amortized over the expected life of the agreement. Periodic payments received or paid by a fund are recorded as realized gains or losses. The credit default swaps are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

There are several risks associated with the use of swap agreements. Risks may arise as a result of the failure of another party to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty generally is limited to the net payment to be received by a fund, and/or the termination value at the end of the contract. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities or indices. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). If these agreements require physical settlement, there is the risk that the fund may be unable to purchase the securities required to settle the contract.

4. INVESTMENT TRANSACTIONS

For federal income tax purposes, the cost of securities owned at September 30, 2008, the aggregate gross unrealized appreciation (depreciation), and the net unrealized appreciation (depreciation) on securities owned and securities sold short at September 30, 2008, for each fund are as follows:

-----------------------------------------------------------------------------------------------------------
                                                                    NET UNREALIZED
                                   GROSS             GROSS          APPRECIATION
FUND                           APPRECIATION       DEPRECIATION      (DEPRECIATION)               COST
-----------------------------------------------------------------------------------------------------------
Multi-Asset                     $78,346,598      $(185,067,453)     $(106,720,855)          $2,631,013,159
International Equity              9,895,557        (30,705,075)       (20,809,518)             250,250,431
US Equity                        18,558,596        (20,242,611)        (1,684,015)             178,004,171
Short-Term                          498,975                  -            498,975              207,003,683

5. REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Each fund may enter into repurchase agreements under which a member bank of the Federal Reserve System or a securities firm that is a primary or reporting dealer in US government securities agrees, upon entering into a contract, to sell US government securities to a fund and repurchase such securities from such fund at a mutually agreed upon price and date.

Each fund is also permitted to enter into reverse repurchase agreements under which a member bank of the Federal Reserve System or a primary or reporting dealer in US government securities purchases US government securities from a fund and such fund agrees to repurchase the securities at an agreed upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Open reverse repurchase agreements at September 30, 2008 were as follows:

--------------------------------------------------------------------------------
DESCRIPTION                                                          FACE VALUE
--------------------------------------------------------------------------------

MULTI-ASSET FUND
JP Morgan Chase & Co., 0.25%, dated 09/22/08, to be
  repurchased on 10/14/08 at $54,565,956 (a)                        $54,549,819

JP Morgan Chase & Co., 1.90%, dated 09/23/08, to be
  repurchased on 10/07/08 at $16,459,653                            $16,447,500
                                                                    -----------
Total reverse repurchase agreements                                 $70,997,319
                                                                    ===========

Average balance outstanding*                                        $66,811,203

Average interest rate                                                     1.92%

----------
* Average balance outstanding was calculated based on daily balances outstanding during the period that the fund had entered into reverse repurchase agreements.
(a) Reverse repurchase agreement has an open maturity date and the interest rate resets every one to three days. The Fund may terminate the agreement at any time without penalty. Interest rate and maturity date disclosed are as of September 30, 2008.

Each fund will engage in repurchase and reverse repurchase transactions with parties approved by TIFF Advisory Services, Inc. or the relevant money manager on the basis of such party's creditworthiness. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. In connection with reverse repurchase agreements, the funds establish segregated accounts with their custodian in which the funds maintain cash, US government securities, or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligation. The funds may also invest in tri-party repurchase agreements for which securities held as collateral are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the funds require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral may be delayed or limited.

6. DELAYED DELIVERY TRANSACTIONS

The funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The funds identify these securities in their records as segregated with a value at least equal to the amount of the purchase commitment.

The Multi-Asset Fund enters into "TBA" (to be announced) purchase commitments to purchase mortgage-backed securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the principal amount delivered will not differ more than 0.01% from the commitment. TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the funds' other assets. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the fund may dispose of a commitment prior to settlement if the respective money manager deems it appropriate to do so.

The Multi-Asset Fund enters into TBA sale commitments to hedge the portfolio or to sell mortgage-backed securities the fund owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as "cover" for the transaction.

TBA commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Valuation of Investments in Note 2. The contracts are marked to market daily, and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

7. CONCENTRATION OF RISKS

The funds may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. A fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The Multi-Asset, International Equity, and US Equity Funds invest in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The Multi-Asset Fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the respective fund's portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The Multi-Asset, International Equity, and US Equity Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Multi-Asset Fund invests in asset-backed and mortgage-backed securities. These investments may involve credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic conditions.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's Chief Executive Officer and Chief Financial Officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 ( the "1940 Act") (17 CFR 270.30a-3(c)) were effective as of a date within 90 days prior to filing of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

    (a) Certification of the Chief Executive Officer and Chief Financial Officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                            TIFF Investment Program, Inc.

                                            By: /s/ Richard J. Flannery
                                            -----------------------------------
                                            Richard J. Flannery, President and
                                            Chief Executive Officer

Date November 25, 2008
     --------------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                            By: /s/ Richard J. Flannery
                                            -----------------------------------
                                            Richard J. Flannery, President and
                                            Chief Executive Officer
Date November 25, 2008
     --------------------

                                            By: /s/ William E. Vastardis
                                            -----------------------------------
                                            William E. Vastardis, Treasurer and
                                            Chief Financial Officer
Date November 25, 2008
     -------------------